As filed with the Securities and Exchange Commission on October 20, 1999

                                               Securities Act File No. _________
                                       Investment Company Act File No. _________

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   __________

                                    FORM N-1A

           Registration Statement under the Securities Act of 1933    [X]
                         Pre-Effective Amendment No.                  [ ]
                        Post-Effective Amendment No.                  [ ]
                                     and/or
                        Registration Statement under the
                       Investment Company Act of 1940                 [X]
                                Amendment No.                         [ ]
                        (Check appropriate box or boxes)
                                   __________

                   MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.
               (Exact name of Registrant as specified in charter)

              800 Scudders Mill Road, Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (888) 763-2260

                                 Terry K. Glenn
                   Merrill Lynch Large Cap Series Funds, Inc.
                                  P.O. Box 9011
                        Princeton, New Jersey 08543-9011
                     (Name and Address of Agent for Service)

                                   Copies to:

           Counsel for the Fund:                 Michael J. Hennewinkel, Esq.
       Laurin Blumenthal Kleiman, Esq.            Fund Asset Management, L.P.
              Brown & Wood LLP                           P.O. Box 9011
           One World Trade Center               Princeton, New Jersey 08543-9011
          New York, New York 10048

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.
                                   __________

    Title of Securities Being Registered: Shares of Common Stock, par value
                                $.10 per share.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                   __________

  Master Large Cap Series Trust has also executed this Registration Statement.

================================================================================

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                             SUBJECT TO COMPLETION
                 PRELIMINARY PROSPECTUS DATED OCTOBER 20, 1999

                                                          [LOGO] MERRILL LYNCH

                              Merrill Lynch Large Cap Growth Fund
                              Merrill Lynch Large Cap Value Fund
                              Merrill Lynch Large Cap Core Fund
                              Of Merrill Lynch Large Cap Series Funds, Inc.

PROSPECTUS







                                                           _______________, 1999

                              This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

                              The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
                                                                    Page
                      [ICON] KEY FACTS
                      --------------------------------------------------

                      Merrill Lynch Large Cap Series Funds
                      at a Glance......................................3

                      Risk/Return Bar Chart............................4

                      Fees and Expenses................................5

                      [ICON] DETAILS ABOUT THE FUNDS
                      --------------------------------------------------

                      How the Funds Invest.............................7

                      Investment Risks.................................9

                      [ICON] YOUR ACCOUNT
                      --------------------------------------------------

                      Merrill Lynch Select Pricing(ServiceMark)
                      System..........................................11

                      How to Buy, Sell, Transfer and Exchange
                      Shares..........................................16

                      Participation in Merrill Lynch Fee-Based
                      Programs........................................21

                      [ICON] MANAGEMENT OF THE FUNDS
                      --------------------------------------------------

                      Fund Asset Management...........................23

                      Master/Feeder Structure.........................23

                      [ICON] FOR MORE INFORMATION
                      --------------------------------------------------

                      Shareholder Reports.....................Back Cover

                      Statement of Additional Information.....Back Cover

[ICON] KEY FACTS

                              MERRILL LYNCH LARGE CAP SERIES FUNDS
                              AT A GLANCE
                              --------------------------------------------------

                              What are the Funds' investment objectives?

                              Merrill Lynch Large Cap Series Funds, Inc. is an open end series type mutual fund that consists of three separate Funds, each of which issues its own shares:
                                   o Merrill Lynch Large Cap Growth Fund
                                   o Merrill Lynch Large Cap Value Fund
                                   o Merrill Lynch Large Cap Core Fund

                              The main investment objective of each Fund is long
In an effort to help you      term capital growth. In other words, each Fund
better understand the         tries to choose investments that will increase in
many concepts involved in     value. Current income from dividends and interest
making an investment          will not be an important consideration in
decision, we have defined     selecting portfolio securities.
the highlighted terms in
this prospectus in the
sidebar.                      What are the Funds' main investment strategies?

EQUITY SECURITIES --          Each Fund invests primarily in a diversified
securities representing       portfolio of EQUITY SECURITIES of LARGE CAP
ownership of a                COMPANIES located in the United States. Depending
corporation or securities     on its investment goals, each Fund will invest in
whose price is linked to      equity securities that Fund management believes
the value of securities       are undervalued or have good prospects for
that represent company        earnings growth.
ownership.

LARGE CAP COMPANIES --        A company whose earnings per share grow faster
companies whose median        than inflation and the economy in general usually
market capitalization is      has a higher stock price over time than a company
higher than the top 5% of     with slower earnings growth. The Funds' evaluation
U.S. securities traded.       of the prospects for a company's industry or
                              market sector is an important factor in evaluating
                              a particular company's earnings prospects. A
                              company's stock is considered to be undervalued
COMMON STOCK -- units of      when its price is less than what the Investment
ownership of a                Adviser believes it is worth. Each Fund also may
corporation.                  invest up to 10% of its assets in equity and debt
                              securities of companies located in countries other
RUSSELL 1000(R) INDEX --      than the United States.  We cannot guarantee that
an index that measures        any Fund will achieve its objective.
the performance of the
1,000 largest companies       The Investment Adviser uses multi-factor
in the Russell 3000(R)        quantitative models to look for companies that, in
Index, which represents       its opinion, are consistent with the investment
approximately 92% of the      strategy of each individual Fund. Each Fund seeks
total market                  its objective by investing primarily in COMMON
capitalization of the         STOCKS of companies the Investment Adviser selects
Russell 3000(R) Index.        from among those included in the Fund's applicable
The Russell 3000(R) Index     RUSSELL 1000(R) INDEX, as follows:
measures the 3,000
largest U.S. companies
based on total market
capitalization, which
represents approximately
98% of the investable
U.S. equity market.

[ICON] Key Facts

                                 MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.

                                   Fund                Applicable Index
                                   ----                ----------------
                             Large Cap Growth Fund  Russell 1000(R) Growth Index
                             Large Cap Value Fund   Russell 1000(R) Value Index
                             Large Cap Core Fund    Russell 1000(R) Index

                              Each Fund is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio (each, a "Portfolio") of the Master Large Cap Series Trust that has the same objectives as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure. Each Fund's investment results will correspond directly to the investment results of the Portfolio in which it invests. For simplicity, this Prospectus uses the term "Fund" to include the Portfolio in which a Fund invests.

                              What are the main risks of investing in the Funds?

                              As with any fund, the value of a Fund's
                              investments--and therefore the value of Fund shares--may go up or down. These changes may occur because a particular stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. Each Fund is also subject to the risk that the stocks the Investment Adviser selects will underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies. Since foreign markets may differ significantly from U.S. markets in terms of both economic conditions and government regulation, investment in foreign securities involves special risks. If the value of your Fund's investments goes down, you may lose money.

                              Who should invest?

                              A Fund may be an appropriate investment for you if you:

                                 o Are investing with long term goals in mind, such as retirement or funding a child's education
                                 o   Want a professionally managed and
                                     diversified portfolio
                                 o   Are willing to accept the risk that the
                                     value of your investment may decline in
                                     order to seek long term capital growth
                                 o Are not looking for a significant amount of current income

                              RISK RETURN BAR CHART
                              ----------------------------------------------

                              This Prospectus does not include a
                              Risk/Return Bar Chart because as of the date of this Prospectus the Fund has not yet commenced operations.

UNDERSTANDING EXPENSES        FEES AND EXPENSES
                              --------------------------------------------------
Fund investors pay
various expenses, either      Each Fund offers four different classes of shares.
directly or indirectly.       Although your money will be invested the same way
Listed below are some of      no matter which class of shares you buy, there are
the main types of             differences among the fees and expenses associated
expenses, which all           with each class. Not everyone is eligible to buy
mutual funds may charge:      every class. After determining which classes you
                              are eligible to buy, decide which class best suits
EXPENSES PAID DIRECTLY BY     your needs. Your Merrill Lynch Financial
THE SHAREHOLDER:              Consultant can help you with this decision.

                              This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of a Fund. Future expenses may be greater or less than those indicated below.

SHAREHOLDER FEES -- these     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
include sales charges,        YOUR INVESTMENT)(a):                                   Class A     Class B(b)     Class C     Class D
which you may pay when        -----------------------------------------------------------------------------------------------------
you buy or sell shares of     MAXIMUM SALES CHARGE (LOAD)
a Fund.                       IMPOSED ON PURCHASES
                              (AS A PERCENTAGE OF OFFERING PRICE)                    5.25%(c)      None         None        5.25%(c
EXPENSES PAID INDIRECTLY      -----------------------------------------------------------------------------------------------------
BY THE SHAREHOLDER:           Maximum Deferred Sales Charge (Load)
                              (as a percentage of original purchase
ANNUAL FUND OPERATING         price or redemption proceeds,
EXPENSES -- expenses that     whichever is lower)                                    None(d)       4.0%(c)      1.0%(c)    None(d)
cover the costs of            -----------------------------------------------------------------------------------------------------
operating a Fund.             MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
                              DIVIDEND REINVESTMENTS                                 None          None         None        None
                              -----------------------------------------------------------------------------------------------------
                              REDEMPTION FEE                                         None          None         None        None
                              -----------------------------------------------------------------------------------------------------
                              EXCHANGE FEE                                           None          None         None        None
                              -----------------------------------------------------------------------------------------------------
                              ANNUAL FUND OPERATING EXPENSES
                              (EXPENSES THAT ARE DEDUCTED
                              FROM FUND ASSETS)(e):
                              -----------------------------------------------------------------------------------------------------
                              MANAGEMENT FEE(f)
                              -----------------------------------------------------------------------------------------------------
                              DISTRIBUTION AND/OR SERVICE
                              (12B-1) FEES(g)                                        None          1.00%        1.00%       0.25%
                              -----------------------------------------------------------------------------------------------------
                              OTHER EXPENSES
                              (INCLUDING TRANSFER AGENCY FEES)(h)
                              -----------------------------------------------------------------------------------------------------
                              TOTAL ANNUAL FUND OPERATING EXPENSES
                              -----------------------------------------------------------------------------------------------------
                              FEE WAIVER/ AND/OR EXPENSE REIMBURSEMENT(i)
                              -----------------------------------------------------------------------------------------------------
                              NET TOTAL OPERATING EXPENSES(j)
                              -----------------------------------------------------------------------------------------------------

MANAGEMENT FEE -- a fee       (a)  In addition, Merrill Lynch may charge a
paid to the Investment             processing fee (currently $5.35) when a
Adviser for managing a             client buys or sells shares.
Fund.                         (b)  Class B shares automatically convert to Class
                                   D shares about eight years after you buy
DISTRIBUTION FEES -- fees          them and will no longer be subject to
used to support a Fund's           distribution fees.
marketing and                 (c)  Some investors may qualify for reductions in
distribution efforts,              the sales charge (load).
such as compensating          (d)  You may pay a deferred sales charge if you
Financial Consultants,             purchase $1 million or more and you redeem
advertising and                    within one year.
promotion.                    (e)  For each Fund, the fees and expenses include
                                   the expenses of both the Fund and the
SERVICE (ACCOUNT                   Portfolio in which it invests.
MAINTENANCE) FEES -- fees     (f)  Paid by each Portfolio. The Investment
used to compensate                 Adviser provides accounting services to
securities dealers for             each Portfolio at its cost.
account maintenance           (g)  The Funds call the "Service Fee" an "Account
activities.                        Maintenance Fee." Account Maintenance Fee
                                   is the term used in this Prospectus and in
                                   all other Fund materials. If you hold Class B
                                   or Class C shares for a long time, it may
                                   cost you more in distribution (12b-1) fees
                                   than the maximum sales charge that you would
                                   have paid if you had bought one of the other
                                   classes.
                              (h)  Based on estimated amounts for the current
                                   fiscal year. Each Fund pays the Transfer
                                   Agent $11.00 for each Class A and Class D
                                   shareholder account and $14.00 for each Class
                                   B and Class C shareholders account and
                                   reimburses the Transfer Agent's out-of-pocket
                                   expenses. Each Fund pays a 0.10% fee for
                                   certain accounts that participate in the
                                   Merrill Lynch Mutual Fund Advisor program.
                                   Each Fund also pays $0.20 monthly closed
                                   account charge, which is assessed upon all
                                   accounts that close during the year. This fee
                                   begins the month following the month the
                                   account is closed and ends at the end of the
                                   calendar year.
                              (i)  With respect to each Fund the Investment
                                   Adviser has entered into a contractual
                                   arrangement with either the Fund or its
                                   Portfolio as necessary to assure that
                                   expenses incurred by each class of that Fund
                                   will not exceed the following: Class A    %;
                                   Class B   %; Class C   %; Class D   %.
                              (j)  The net total operating expenses reflect the
                                   Investment Adviser's estimate of expenses
                                   that will actually be incurred during each Fund's current fiscal year, restated to reflect the contractual fee waiver and/or expense reimbursement currently in effect.

[ICON] Key Facts

                              EXAMPLE:

                              These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

                              These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                              EXPENSES IF YOU DID REDEEM YOUR SHARES:*
                                              ---

                                                  1 YEAR         3 YEARS
                              -------------------------------------------------
                              Class A           $               $
                              -------------------------------------------------
                              Class B           $               $
                              -------------------------------------------------
                              Class C           $               $
                              -------------------------------------------------
                              Class D           $               $
                              -------------------------------------------------

                              EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:*
                                              -------
                                                 1 YEAR          3 YEARS
                              --------------------------------------------------
                              Class A           $               $
                              --------------------------------------------------
                              Class B           $               $
                              --------------------------------------------------
                              Class C           $               $
                              --------------------------------------------------
                              Class D           $               $
                              --------------------------------------------------

                              *For each Fund, the expenses include the expenses of both the Fund and the Portfolio in which it invests.

[ICON] DETAILS ABOUT THE      HOW THE FUNDS INVEST
  FUNDS                       --------------------------------------------------

                              Each Fund's main goal is long term capital growth. Each Fund tries to achieve its goal by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States.

                              Each Fund seeks its investment objective by investing at least 80% of its total assets in common stocks of companies the Investment Adviser selects from among those included in the Fund's applicable Russell 1000(R) index. The Investment Adviser uses a different multi-factor quantitative model to look for companies within the applicable Russell 1000(R) index that, in its opinion, are consistent with the investment objective of each Fund.

                              As a large cap fund, each Fund's common stock holdings will have a dollar-weighted median market capitalization that exceeds that of the top 5% of U.S. securities traded.

                              Each Fund will seek to outperform its benchmark:

                              o THE LARGE CAP GROWTH FUND will seek to outperform the Russell 1000(R) Growth Index by investing in equity securities that the Investment Adviser believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater-than-average growth orientation) is a subset of the Russell 1000(R) Index.

                              o THE LARGE CAP VALUE FUND will seek to outperform
                              the Russell 1000(R) Value Index by investing in
ABOUT THE PORTFOLIO           equity securities that the Investment Adviser
MANAGER                       believes are selling at below normal valuations.
Robert C. Doll,               The Russell 1000(R) Value Index, another subset of
Jr. is a Senior Vice          the Russell 1000(R) Index, consists of those
President and the             Russell 1000(R) companies with lower price-to-book
Portfolio Manager of the      ratios and lower forecasted growth values.
Funds. Mr. Doll has been
a Senior Vice President       o THE LARGE CAP CORE FUND has a blended investment
of Fund Asset Management      strategy that emphasizes a mix of both growth and
since 1999. Prior to          value and will seek to outperform the Russell
joining the Investment        1000(R) Index.
Adviser, Mr. Doll was
Chief Investment Officer      Although the Growth Fund emphasizes growth-
of OppenheimerFunds, Inc.     oriented investments, the Value Fund emphasizes
in 1999 and an Executive      value-oriented investments and the Core Fund uses
Vice President thereof        a blend of growth and value, there are equity
from 1991 to 1999.            investment strategies common to all three Funds.
                              In selecting securities for a Fund's portfolio
ABOUT THE INVESTMENT          from that Fund's benchmark universe, the
ADVISER                       Investment Adviser uses a different proprietary
The Funds are                 quantitative model for each Fund. Each model
managed by Fund Asset         employs three filters in its initial screens:
Management, L.P.              earnings momentum,

[ICON] DETAILS ABOUT THE      earnings surprise and valuation. For each
  FUNDS                       Fund, the Investment Adviser looks for strong
                              relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined--if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for any Fund. After the initial screening is done, the Investment
                              Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

                              Each Fund typically will hold between 60 and 100 stocks from among those included in its applicable Russell 1000(R) index. Because a Fund generally will not hold all the stocks in its applicable index, and because a Fund's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Funds are not "index" funds. In seeking to outperform the relevant benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the relevant index. These criteria currently include the following:

                                 o   Relative price to earnings and price to
                                     book ratios
                                 o Weighted median market capitalization of the applicable Russell 1000(R) index as compared to the portfolio holdings of a particular Fund
                                 o Allocation among the economic sectors of a Fund's portfolio as compared to the applicable index
                                 o   Weighted individual stocks within the
                                     applicable index

                              These criteria are explained in detail in the Statement of Additional Information.

                              Each Fund also may invest up to 10% of its total assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depository Receipts, or "ADRs." Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the Fund's investment allocations. The Fund anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

                              Each Fund may invest in convertible securities, preferred stocks and U.S. Government debt securities (i.e., long term securities that are direct obligations of the U.S. Government).

                              As a temporary measure for defensive purposes, each Fund may invest without limit in cash, cash equivalents or short-term U.S. Government securi-ties. These investments may include high quality, short-term money market instruments such as

                              U.S. Treasury and agency obligations, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company), short-term debt obligations of corporate issuers and certificates of deposit and bankers' acceptances. These investments may hamper a Fund's ability to meet its investment objective.

                              INVESTMENT RISKS
                              --------------------------------------------------

                              This section contains a summary discussion of the general risks of investing in the Funds. As with any fund, there can be no guarantee that a Fund will meet its objective, or that a Fund's performance will be positive over any period of time.

                              MARKET RISK AND SELECTION RISK

                              Market risk is the risk that the equity markets will go down in value, including the possibility that the equity markets will go down sharply and unpredictably. Selection risk is the risk that the stocks that the Investment Adviser selects will underperform the markets or other funds with similar investment objectives and investment strategies.

                              FOREIGN MARKET RISKS

                              Each Fund may invest in companies located in countries other than the United States. This may expose each Fund to risks associated with foreign investments.

                                 o The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates

                                 o   The costs of non-U.S. securities
                                     transactions tend to be higher than those of U.S. transactions

                                 o These holdings may be adversely affected by foreign government action

                                 o International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings

[ICON] DETAILS ABOUT THE      DERIVATIVES
  FUNDS
                              The Funds may use derivatives such as futures and options for hedging purposes, including anticipatory hedges. Hedging is a strategy in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value.
                              While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced.
                              There can be no assurance that any Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Funds are not required to use hedging and may choose not to do so.

                              WHEN ISSUED SECURITIES, DELAYED DELIVERY
                              SECURITIES AND FORWARD COMMITMENTS

                              When issued and delayed delivery securities and forward commitments involve the risk that a security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund both loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.

                              BORROWING AND LEVERAGE

                              Each Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund's return. Certain securities that the Funds buy may create leverage including, for example, derivatives, when issued securities, forward commitments and options.

                              STATEMENT OF ADDITIONAL INFORMATION
                              --------------------------------------------------

                              If you would like further information about the Funds, including how they invest, please see the Statement of Additional Information.

[ICON] YOUR ACCOUNT

                              MERRILL LYNCH SELECT PRICING(SERVICEMARK) SYSTEM
                              --------------------------------------------------

                              Each Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your Merrill Lynch Financial Consultant can help you determine which share class is best suited to your personal financial goals.

                              For example, if you select Class A or D shares, you generally pay a sales charge at the time of purchase. If you buy Class D shares, you also pay an ongoing account maintenance fee of 0.25%. You may be eligible for a sales charge reduction or waiver.

                              If you select Class B or C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. In addition, you may be subject to a deferred sales charge when you sell Class B or C shares.

                              The Funds' shares are distributed by Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor, Inc., an affiliate of Merrill Lynch.

[ICON] Your Account

The table below summarizes key features of the Merrill Lynch Select Pricing (ServiceMark) System.

                           Class A                   Class B                    Class C                   Class D
------------------------------------------------------------------------------------------------------------------------------------
Availability               Limited to certain        Generally available        Generally available       Generally available
                           investors including:      through Merrill Lynch.     through Merrill Lynch.    through Merrill Lynch.
                           o  Current Class A        Limited availability       Limited availability      Limited availability
                              shareholders           through other securities   through other             through other securities
                           o  Certain                dealers.                   securities dealers.       dealers.
                              Retirement Plans
                           o  Participants in
                              certain Merrill
                              Lynch-sponsored
                              programs
                           o  Certain
                              affiliates of
                              Merrill Lynch
------------------------------------------------------------------------------------------------------------------------------------
Initial Sales Charge?      Yes.  Payable at time     No.  Entire purchase       No.  Entire purchase      Yes.  Payable at time of
                           of purchase.  Lower       price is invested in       price is invested in      purchase.  Lower sales
                           sales charges available   shares of the Fund.        shares of the Fund.       charges available for
                           for larger investments.                                                        larger investments.

------------------------------------------------------------------------------------------------------------------------------------
Deferred Sales Charge?     No.  (May be charged      Yes.  Payable if you       Yes.  Payable if you      No.  (May be charged for
                           for purchases over $1     redeem within four years   redeem within one year    purchases over $1
                           million that are          of purchase.               of purchase.              million that are
                           redeemed within one                                                            redeemed within one
                           year.)                                                                         year.)
------------------------------------------------------------------------------------------------------------------------------------
Account Maintenance and    No.                       0.25% Account              0.25% Account             0.25% Account
Distribution Fees?                                   Maintenance Fee            Maintenance Fee           Maintenance Fee
                                                     0.75% Distribution Fee.    0.75% Distribution Fee.   No Distribution Fee.
------------------------------------------------------------------------------------------------------------------------------------
Conversion to Class D      No.                       Yes, automatically after   No.                       No.
Shares?                                              approximately eight
                                                     years.
------------------------------------------------------------------------------------------------------------------------------------

                              CLASS A AND CLASS D SHARES -- INITIAL SALES CHARGE OPTIONS

                              If you select Class A or D shares, you will pay a sales charge at the time of purchase as shown in the following table.

                                                                                                         Dealer
                                                                                                      Compensation
                                                              As a % of            As a % of           as a % of
                              Your Investment               Offering Price     Your Investment*      Offering Price
                              -----------------------------------------------------------------------------------------
                                Less than $25,000                5.25%               5.54%                5.00%
                              -----------------------------------------------------------------------------------------
                                $25,000 but less than            4.75%               4.99%                4.50%
                                $50,000
                              -----------------------------------------------------------------------------------------
                                $50,000 but less than            4.00%               4.17%                3.75%
                                $100,000
                              -----------------------------------------------------------------------------------------
                                $100,000 but less than           3.00%               3.09%                2.75%
                                $250,000
                              -----------------------------------------------------------------------------------------
                                $250,000 but less than           2.00%               2.04%                1.80%
                                $1,000,000
                              -----------------------------------------------------------------------------------------
                                $1,000,000 and over**            0.00%               0.00%                0.00%
                              -----------------------------------------------------------------------------------------

Right of Accumulation --     *Rounded to the nearest one-hundredth percent.
permits you to pay the      **If you invest $1,000,000 or more in Class A or D
sales charge that would       shares, you may not pay an initial sales charge.
apply to the cost or          However, if you redeem your shares within one
value (whichever is           year after purchase, you may be charged a
higher) of all shares you     deferred sales charge. This charge is 1% of the
own in the Merrill Lynch      lesser of the original cost of the shares being
mutual funds that offer       redeemed or your redemption proceeds. A sales
Select Pricing options.       charge of 0.75% will be charged on purchases of
                              $1,000,000 or more of Class A and D shares by
Letter of Intent --           certain employer sponsored retirement or savings
permits you to pay the        plans.
sales charge that would
be applicable if you add      No initial sales charge applies to Class A or
up all shares of Merrill      Class D shares that you buy through reinvestment
Lynch Select Pricing          of dividends.
(ServiceMark) System
funds that you
agree to buy within a 13      A reduced or waived sales charge on a purchase of
month period. Certain         Class A or D shares may apply for:
restrictions apply.
                                 o Purchases under a RIGHT OF ACCUMULATION or LETTER OF INTENT.
                                 o Merrill Lynch Blueprint(ServiceMark) Program participants
                                 o  TMA(ServiceMark) Managed Trusts
                                 o Certain Merrill Lynch investment or central asset accounts
                                 o Certain employer-sponsored retirement or savings plans

                                 o Purchases using proceeds from the sale of certain Merrill Lynch closed-end funds under certain circumstances
                                 o Certain investors, including directors or trustees of Merrill Lynch mutual funds and Merrill Lynch employees
                                 o  Certain Merrill Lynch fee-based programs

[ICON] YOUR ACCOUNT           Only certain investors are eligible to buy Class A
                              shares. Your Merrill Lynch Financial Consultant can help you determine whether you are eligible to buy Class A shares or to participate in any of these programs.

                              If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class A and Class D shares, you should buy Class A shares since Class D shares are subject to a 0.25% account maintenance fee, while Class A shares are not.

                              If you redeem Class A or Class D shares and within 30 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your Merrill Lynch Financial Consultant or the Funds' Transfer Agent at 1-800-MER-FUND.

                              CLASS B AND CLASS C SHARES -- DEFERRED SALES
                              CHARGE OPTIONs

                              If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within four years after purchase or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% and account maintenance fees of 0.25% each year under distribution plans that each Fund has adopted under Rule 12b-1. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. The Distributor uses the money that it receives from the deferred sales charge and the distribution fees to cover the costs of marketing, advertising and compensating the Merrill Lynch Financial Consultant or other securities dealer who assists you in your decision in purchasing Fund shares.

                              CLASS B SHARES

                              If you redeem Class B shares within four years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

                                   Year Since Purchase      Sales Charge*
                                   -----------------------------------------
                                      0-1                      4.00%
                                   -----------------------------------------
                                      1-2                      3.00%
                                   -----------------------------------------
                                      2-3                      2.00%
                                   -----------------------------------------
                                      3-4                      1.00%
                                   -----------------------------------------
                                      4 and thereafter         0.00%
                                   -----------------------------------------
                              *The percentage charge will apply to the lesser of
                               the original cost of the shares being redeemed or
                               the proceeds of your redemption. Shares acquired by dividend reinvestment are not subject to a deferred sales charge. Merrill Lynch funds may not all have identical deferred sales charge schedules. In the event of an exchange for the shares of another Merrill Lynch fund, the higher charge would apply.

                              The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

                                 o Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old
                                 o Redemption by certain eligible 401(a) and 401(k) plans, certain related accounts, group plans participating in the Merrill Lynch Blueprint(ServiceMark) Program and certain retirement plan rollovers
                                 o Redemption in connection with participation in certain Merrill Lynch fee-based programs
                                 o   Withdrawals resulting from shareholder
                                     death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held
                                 o   Withdrawal through the Merrill Lynch
                                     Systematic Withdrawal Plan of up to 10% per year of your Class B account value at the time the plan is established

[ICON] YOUR ACCOUNT           Your Class B shares convert automatically into
                              Class D shares approximately eight years after purchase. Any Class B shares received through reinvestment of dividends paid on converting shares will also convert at that time. Class D shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class D shares is not a taxable event for Federal income tax purposes.

                              Different conversion schedules apply to Class B shares of different Merrill Lynch mutual funds. For example, Class B shares of a fixed income fund typically convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Class B shares in an exchange from another fund with a shorter conversion schedule, the Funds' eight year conversion schedule will apply. If you exchange your Class B shares in a Fund for Class B shares of a fund with a longer conversion schedule, the other fund's conversion schedule will apply. The length of time that you hold the original and exchanged Class B shares in both funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

                              CLASS C SHARES

                              If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends. The deferred sales charge relative to Class C shares may be reduced or waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Merrill Lynch Systematic Withdrawal Plan.

                              Class C shares do not offer a conversion privilege.

                              HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
                              --------------------------------------------------

                              The chart below summarizes how to buy, sell, transfer and exchange shares through Merrill Lynch or other securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-MER-FUND. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.

IF YOU WANT TO         YOUR CHOICES                     INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------------------
Buy shares             First, select the share          Please refer to the Merrill Lynch Select Pricing table on page 12. Be sure
                       class appropriate for you        to read this prospectus carefully.
                       -------------------------------------------------------------------------------------------------------------
                       Next, determine the amount       The minimum initial investment for each Fund is $1,000 for all accounts
                       of your investment               except:
                                                          o $250 for certain Merrill Lynch fee-based programs
                                                          o $100 for retirement plans
                                                        (The minimums for initial investments may be waived under certain circumstances.)
                       -------------------------------------------------------------------------------------------------------------
                       Have your Merrill Lynch          The price of your shares is based on the next calculation of net asset
                       Financial Consultant or          value after your order is placed. Any purchase orders placed prior to the
                       securities dealer submit         close of business on the New York Stock Exchange (generally, 4:00 p.m.
                       your purchase order              Eastern time) will be priced at the net asset value determined that day.

                                                        Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Funds may reject any order to buy shares and may suspend the sale of shares at any time. Merrill
                                                        Lynch may charge a processing fee to confirm a purchase. This fee is currently $5.35.
                       -------------------------------------------------------------------------------------------------------------
                       Or contact the Transfer          To purchase shares directly, call the Transfer Agent at 1-800-MER-FUND and
                       Agent                            request a purchase application.  Mail the completed purchase application to the Transfer Agent at the address on the inside back cover of this prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Add to Your            Purchase additional shares       The minimum investment for additional purchases is generally $50
Investment                                              except that retirement plans have a minimum additional purchase of $1 and certain programs, such as automatic investment plans, may have higher minimums.

                                                        (The minimums for additional purchases may be waived under certain circumstances.)
                       -------------------------------------------------------------------------------------------------------------
                       Acquire additional shares        All dividends are automatically reinvested without a sales charge.
                       through the automatic
                       dividend reinvestment plan
                       -------------------------------------------------------------------------------------------------------------
                       Participate in the               You may invest a specific amount on a periodic basis through certain
                       automatic investment plan        Merrill Lynch investment or central asset accounts.
------------------------------------------------------------------------------------------------------------------------------------

[ICON] YOUR ACCOUNT
IF YOU WANT TO         YOUR CHOICES                     INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------------------
Transfer Shares To     Transfer to a participating      You may transfer your Fund shares only  to another securities dealer that
Another Securities     securities dealer                has entered into an agreement with Merrill Lynch. Certain shareholder
Dealer                                                  services may not be available for the transferred shares. You may only purchase additional shares of funds previously owned before the transfer.
                                                        All future trading of these shares must be coordinated by the receiving firm.
                       -------------------------------------------------------------------------------------------------------------
                       Transfer to a                    You must either:
                       non-participating                  o  Transfer your shares to an account with the Transfer Agent; or
                       securities dealer                  o  Sell your shares, paying any applicable CDSC.
------------------------------------------------------------------------------------------------------------------------------------
Sell Your Shares       Have your Merrill Lynch          The price of your shares is based on the next calculation of net asset
                       Financial Consultant or          value after your order is placed. For your redemption request to be priced
                       securities dealer submit         at the net asset value on the day of your request, you must submit your
                       your sales order                 request to your dealer prior to the close of business on the New York
                                                        Stock Exchange (generally 4:00 p.m. Eastern time). Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day. Dealers must submit redemption requests to the Funds not more than thirty minutes after the close of business on the New York Stock Exchange on the day the request was received.

                                                        Securities dealers, including Merrill Lynch, may charge a fee to process a redemption of shares. Merrill Lynch currently charges a fee of $5.35.
                                                        No processing fee is charged if you redeem shares directly through the
                                                        Transfer Agent.

                                                        The Funds may reject an order to sell shares under certain circumstances.

IF YOU WANT TO         YOUR CHOICES                     INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------------------
                       Sell through the Transfer        You may sell shares held at the Transfer Agent by writing to the Transfer
                       Agent                            Agent at the address on the inside back cover of this prospectus. All share-
                                                        holders on the account must sign the letter. A signature guarantee generally will be required but may be waived in certain limited circumstances.
                                                        You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange and registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. The Transfer Agent will normally mail redemption proceeds within seven days following receipt of a properly completed request. If you make a redemption request before a
                                                        Fund has collected payment for the purchase of shares, the Fund or the
                                                        Transfer Agent may delay mailing your proceeds. This delay usually will not exceed ten days.

                                                        If you hold share certificates, they must be delivered to the Transfer
                                                        Agent before they can be converted. Check with the Transfer Agent or your Merrill Lynch Financial Consultant for details.
------------------------------------------------------------------------------------------------------------------------------------
Sell Shares            Participate in a Fund's          You can choose to receive systematic payments from your Fund account either
Systematically         Systematic Withdrawal Plan       by check or through direct deposit to your bank account on a monthly or quarterly basis. If you hold your Fund shares in a Merrill Lynch CMA(R),
                                                        CBA(R) or Retirement Account you can arrange for systematic redemptions of a fixed dollar amount on a monthly, bi-monthly, quarterly, semi-annual or annual basis, subject to certain conditions. Under either method you must have dividends automatically reinvested. For Class B and C shares your total annual withdrawals cannot be more than 10% per year of the value of your shares at the time your plan is established. The deferred sales charge is waived for systematic redemptions. Ask your
                                                        Merrill Lynch Financial Consultant for details.

[ICON] YOUR ACCOUNT
IF YOU WANT TO         YOUR CHOICES                     INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------------------
Exchange Your Shares   Select the fund into which       You can exchange your shares of a Fund for shares of many other Merrill
                       you want to exchange. Be         Lynch mutual funds. You must have held the shares used in the exchange for
                       sure to read that fund's         at least 15 calendar days before you can exchange to another fund.
                       prospectus
                                                        Each class of Fund shares is generally exchangeable for shares of the same class of another Merrill Lynch fund. If you own Class A shares and wish to exchange into a fund in which you have no Class A shares (and you are not eligible to purchase Class A shares), you will exchange into Class D shares.

                                                        Some of the Merrill Lynch mutual funds impose a different initial or deferred sales charge schedule. If you exchange Class A or Class D shares for shares of a fund with a higher initial sales charge than you originally paid, you will be charged the difference at the time of exchange. If you exchange Class B shares for shares of a fund with a different deferred sales charge schedule, the higher schedule will apply. The time you hold Class B or C shares in both funds will count when determining your holding period for calculating a deferred sales charge at redemption. If you exchange Class
                                                        A or D shares for money market fund shares, you will receive Class A shares of Summit Cash Reserves Fund. Class B or C shares of a Fund will be exchanged for Class B shares of Summit.

                                                        Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.

NET ASSET VALUE -- the        HOW SHARES ARE PRICED
market value of a Fund's      --------------------------------------------------
total assets after
deducting liabilities,        When you buy shares, you pay the NET ASSET VALUE,
divided by the number of      plus any applicable sales charge. This is the
shares outstanding.           offering price. Shares are also redeemed at their
                              net asset value, minus any applicable deferred sales charge. The Funds calculate their net asset value (generally by using market quotations) each day the New York Stock Exchange is open after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by the Funds may trade on weekends or other days when the Funds do not price their shares. As a result, the Funds' net asset value may change on days when you will not be able to purchase or redeem Fund shares.

                              Generally, Class A shares will have the highest net asset value because that class has the lowest expenses, and Class D shares will have a higher net asset value than Class B or Class C shares. Also, dividends paid on Class A and Class D shares will generally be higher than dividends paid on Class B and Class C shares because Class A and Class D shares have lower expenses.

                              PARTICIPATION IN MERRILL LYNCH FEE-BASED PROGRAMS
                              --------------------------------------------------

                              If you participate in certain fee-based programs offered by Merrill Lynch, you may be able to buy Class A shares at net asset value, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances.

                              You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

                              If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of a Fund's shares or into a money market fund. The class you receive may be the class you originally owned when you entered the program, or in certain cases, a different class. If the exchange is into Class B shares, the period before conversion to Class D shares may be modified. Any redemption or exchange will be at net asset value. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.

[ICON] YOUR ACCOUNT           Details about these features and the relevant
                              charges are included in the client agreement for each fee-based program and are available from your Merrill Lynch Financial Consultant.

DIVIDENDS -- ordinary         DIVIDENDS AND TAXES
income and capital gains      --------------------------------------------------
paid to shareholders.
Dividends may be              The Funds will distribute at least annually any
reinvested in additional      net investment income and any net realized long or
Fund shares as they are       short-term capital gains. The Funds may also pay a
paid.                         special distribution at the end of the calendar
                              year to comply with Federal tax requirements.
                              DIVIDENDS may be reinvested automatically in
                              shares of a Fund at net asset value without a
                              sales charge or may be taken in cash. If your
                              account is with a securities dealer that has an
                              agreement with the Funds, contact your Merrill
                              Lynch Financial Consultant about which option you
                              would like. If your account is with the Transfer
                              Agent, and you would like to receive dividends in
                              cash, contact the Transfer Agent.
"BUYING A DIVIDEND"
Unless your investment is     You will pay tax on dividends from a Fund whether
in a tax-deferred             you receive them in cash or additional shares. If
account, you may want to      you redeem Fund shares or exchange them for shares
avoid buying shares           of another fund, any gain on the transaction may
shortly before a Fund         be subject to tax. Capital gain dividends are
pays a dividend. The          generally taxed at different rates than ordinary
reason? If you buy shares     income dividends.
when a fund has realized
but not yet distributed       If you are neither a lawful permanent resident nor
ordinary income or capital    a citizen of the U.S. or if you are a foreign
gains, you will pay           entity, a Fund's ordinary income dividends (which
the full price for            include distributions of net short-term capital
the shares and then           gains) will generally be subject to a 30% U.S.
receive a portion of          withholding tax, unless a lower treaty rate
the price back in the         applies.
form of a taxable
dividend. Before              Dividends and interest received by the Funds may
investing you may want to     give rise to withholding and other taxes imposed
consult your tax adviser.     by foreign countries. Tax conventions between
                              certain countries and the United States may reduce or eliminate such taxes.

                              By law, a Fund must withhold 31% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

                              This section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

[ICON] MANAGEMENT OF THE FUND FUND ASSET MANAGEMENT
                              --------------------------------------------------

                              Fund Asset Management, L.P., the Funds' Investment Adviser, manages each Portfolio's investments under the overall supervision of the Board of Trustees of the Master Large Cap Series Trust. The Investment Adviser has the responsibility for making all investment decisions for the Funds. The Trust pays the Investment Adviser a fee at the annual rate of __% of the average daily net assets of the Trust.

                              Fund Asset Management is part of the Asset
                              Management Group of ML & Co., which had
                              approximately $____ billion in investment company and other portfolio assets under management as of ____, 1999. This amount includes assets managed for Merrill Lynch affiliates.

                              MASTER/FEEDER STRUCTURE
                              --------------------------------------------------

                              Each Fund is a series of Merrill Lynch Large Cap Series Funds, Inc. and is a "feeder" fund that invests in a corresponding "master" portfolio of the Master Large Cap Series Trust. (Except where indicated, this prospectus uses the term "Fund" to mean a feeder fund and its Portfolio taken together.) Investors in a Fund will acquire an indirect interest in the corresponding Portfolio.

                              Each Portfolio accepts investments from other feeder funds, and all the feeders of a given Portfolio bear the portfolio's expenses in proportion to their assets. This structure may enable the Funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the Portfolio from different feeders may offset each other and produce a lower net cash flow.

                              However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same Portfolio on more attractive terms, or could experience better performance, than another feeder.

                              Whenever a Portfolio holds a vote of its feeder funds, the Fund investing in that Portfolio will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of its Portfolio.

                              A Fund may withdraw from its master portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly

[ICON] Management of the Fund

                              [A NOTE ABOUT YEAR 2000

                              Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the year 1900 (commonly known as the "Year 2000 Problem"). The Funds could be adversely affected if the computer systems used by Fund management or other service providers of the Funds do not properly address this problem before January 1, 2000. Fund management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Funds' other service providers have told Fund management that they also expect to resolve the Year 2000 Problem, and Fund management will continue to monitor the situation as the year 2000 approaches. However, if the problem has not been fully addressed, the Funds could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which the Funds invest. This negative impact may be greater for smaller companies and companies in foreign markets, since they may be less prepared for the Year 2000 Problem than domestic companies and markets. If the companies in which the Funds invest have Year 2000 Problems, the Funds' returns could be adversely affected.]

                              Fund

                              Merrill Lynch Large Cap Growth Fund
                              Merrill Lynch Large Cap Value Fund
                              Merrill Lynch Large Cap Core Fund
                               of Merrill Lynch Large Cap Series Fund, Inc.
                              P.O. Box 9011
                              Princeton, New Jersey 08543-9011
                              (888-763-2260)

                              Investment Adviser

                              Administrative Offices:
                              Fund Asset Management, L.P.
                              800 Scudders Mill Road
                              Plainsboro, New Jersey 08536
                              Mailing Address:
                              P.O. Box 9011
                              Princeton, New Jersey 08543-9011
                              Telephone Number:
                              1-800-MER-FUND

                              Transfer Agent

                              Financial Data Services, Inc.
                              P.O. Box 44062
                              Jacksonville, Florida 32232-4062
                              (888-763-2260)


                              Independent Auditors


                              Distributor

                              Merrill Lynch Funds Distributor,
                              a division of Princeton Funds Distributor, Inc. P.O. Box 9081
                              Princeton, New Jersey 08543-9081


                              Custodian






                              Counsel

                              Brown & Wood LLP
                              One World Trade Center
                              New York, New York 10048-0557

[ICON] FOR MORE INFORMATION                                 [LOGO] Merrill Lynch

SHAREHOLDER REPORTS           Merrill Lynch Large Cap Growth Fund
                              Merrill Lynch Large Cap Value Fund
Additional information        Merrill Lynch Large Cap Core Fund
about each Fund's             OF MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.
investments will be
available in the Funds'       PROSPECTUS
annual and semi-annual
reports to shareholders.
In the Funds' annual
report you will find a
discussion of the market
conditions and investment
strategies that
significantly affected
each Fund's performance
during its last fiscal
year. You may obtain
these reports at no cost
by calling 1-800-MER-FUND.

Each Fund will send you
one copy of each
shareholder report and
certain other mailings,
regardless of the number
of Fund accounts you have.
To receive separate
shareholder reports for
each account, call your
Merrill Lynch Financial
Consultant or write to the
Transfer Agent at its
mailing address. Include
your name, address, tax
identification number and
Merrill Lynch brokerage or
mutual fund account
number. If you have any
questions, please call
your Merrill Lynch
Financial Consultant or
the Transfer Agent at
1-800-MER-FUND.

STATEMENT OF ADDITIONAL
INFORMATION

The Funds' Statement of
Additional Information
contains further
information about the
Funds and is incorporated
by reference (legally
considered to be part of
this Prospectus). You may
request a free copy by
writing the Funds at
Financial Data Services,
Inc., P.O. Box 45289,
Jacksonville, Florida
32232-5289 or by calling
1-800-MER-FUND.

Contact your Merrill Lynch
Financial Consultant or
the Funds at the telephone
number or address
indicated above, if you
have any questions.

Information about the
Funds (including the
Statement of Additional
Information) can be
reviewed and copied at the
SEC's Public Reference
Room in Washington, D.C.
Call 1-800-SEC-0330 for
information on the
operation of the public
reference room. This
information is also
available on the SEC's
Internet Site at
http://www.sec.gov and
copies may be obtained
upon payment of a
duplicating fee by writing
the Public Reference
Section of the SEC,
Washington, D.C.
20549-6009.

YOU SHOULD RELY ONLY ON
THE INFORMATION CONTAINED
IN THIS PROSPECTUS. NO
ONE IS AUTHORIZED TO
PROVIDE YOU WITH
INFORMATION THAT IS
DIFFERENT FROM THE
INFORMATION CONTAINED IN
THIS PROSPECTUS.

Investment Company Act File #811-        .
Code #    -_____
(c) Fund Asset Management, L.P.                      ____________________, 1999

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                             SUBJECT TO COMPLETION
    PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 20, 1999

                      MERRILL LYNCH LARGE CAP GROWTH FUND
                      MERRILL LYNCH LARGE CAP VALUE FUND
                       MERRILL LYNCH LARGE CAP CORE FUND
                 OF MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.

  P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                                  -----------

     Merrill Lynch Large Cap Series Funds, Inc. (the "Corporation"), an open-end management investment company organized as a Maryland corporation, consists of three separate series: Merrill Lynch Large Cap Growth Fund (the "Growth Fund"), Merrill Lynch Large Cap Value Fund (the "Value Fund") and Merrill Lynch Large Cap Core Fund (the "Core Fund"). Each series of the corporation is herein referred to as a "Fund."

     The main objective of each Fund is long term capital growth. Each Fund seeks to achieve this objective through investments primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among those included in the Fund's applicable Russell 1000(R) index.

     Each Fund is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio (each, a "Portfolio") of the Master Large Cap Series Trust (the "Trust") that has the same investment objectives as the Fund. All investments will be made at the Trust level. Each Fund's investment results will correspond directly to the investment results of the Portfolio in which it invests. There can be no assurance that any Fund will achieve its objective.

     Pursuant to the Merrill Lynch Select Pricing(ServiceMark) System, each Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select Pricing(ServiceMark) System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Purchase of Shares."

                                  -----------

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated ____________, 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling 1-800-MER-FUND or your Merrill Lynch Financial Consultant, or by writing to the address listed above. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.

                                  -----------

                   FUND ASSET MANAGEMENT--INVESTMENT ADVISER
                 MERRILL LYNCH FUNDS DISTRIBUTOR--DISTRIBUTOR

                                  -----------

   THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS _______ __, 1999.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

Investment Objectives and Policies...........................................1
     Foreign Securities......................................................3
     Warrants................................................................3
     Borrowing and Leverage..................................................4
     Convertible Securities..................................................4
     Debt Securities.........................................................4
     Derivatives.............................................................5
     Other Investment Policies and Practices.................................9
     Investment Restrictions................................................12
     Portfolio Turnover.....................................................16

Management of the Funds.....................................................16
     Directors and Officers.................................................16
     Compensation of Directors/Trustees.....................................17
     Management and Advisory Arrangements...................................18
     Code of Ethics.........................................................20

Purchase of Shares..........................................................20
     Initial Sales Charge Alternatives --Class A and Class D Shares.........22
     Reduced Initial Sales Charges..........................................23
     Deferred Sales Charges --Class B and Class C Shares....................27
     Distribution Plans.....................................................31
     Limitations on the Payment of Deferred Sales Charges...................32

Redemption of Shares........................................................33
     Redemption.............................................................33
     Repurchase.............................................................34
     Reinstatement Privilege --Class A and Class D Shares...................35

Pricing of Shares...........................................................35
     Determination of Net Asset Value.......................................35
     Computation of Offering Price Per Share................................37

Portfolio Transactions and Brokerage........................................37
     Transactions in Portfolio Securities...................................37

Shareholder Services........................................................40
     Investment Account.....................................................40
     Exchange Privilege.....................................................41
     Fee-Based Programs.....................................................43
     Retirement and Educational Savings Plans...............................44
     Automatic Investment Plans.............................................44
     Automatic Dividend Reinvestment Plan...................................44
     Systematic Withdrawal Plans............................................45

Dividends and Taxes.........................................................46
     Dividends..............................................................46
     Taxes..................................................................47
     Tax Treatment of Options and Futures Transactions......................49
     Special Rules for Certain Foreign Currency Transactions................49

Performance Data............................................................50

General Information.........................................................51
     Description of Shares..................................................51
     Independent Auditors...................................................53
     Custodian..............................................................53
     Transfer Agent.........................................................53
     Legal Counsel..........................................................53
     Reports to Shareholders................................................53
     Shareholder Inquiries..................................................54
     Additional Information.................................................54

                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of each Fund is long term capital growth. This is a fundamental policy and cannot be changed without shareholder approval. Each Fund seeks to achieve this objective through investments primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Each Fund also may invest up to 10% of its assets in equity securities of companies located in countries other than the United States. Reference is made to "How the Funds Invest" in the Prospectus for a discussion of the investment objective and policies of each Fund.

     Each Fund is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio of the Trust that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure. Each Fund's investment results will correspond directly to the investment results of the Portfolio in which it invests. For simplicity, however, this Statement of Additional Information, like the Prospectus, uses the term "Fund" to include the underlying Portfolio in which that Fund invests. Reference is made to the discussion under "How the Funds Invest" and "Investment Risks" in the Prospectus for information with respect to each Fund and its Trust portfolio's investment objective and policies. There can be no guarantee that any Fund's investment objectives will be achieved.

     As described in the Prospectus, each Fund generally seeks to invest in companies that have a dollar-weighted median market capitalization greater than the top 5% of U.S. securities traded. For each Fund, Fund Asset Management, L.P. (the "Investment Adviser") uses a different proprietary multi-factor quantitative model to look for companies within the applicable Russell 1000(R) index that, in the Investment Adviser's opinion are consistent with the investment objective of each Fund, as follows:

     o The Growth Fund. The Growth Fund seeks to invest in equity securities that the Investment Adviser believes have above-average earnings prospects; i.e., are likely to experience consistent earnings growth over time. In seeking to outperform its benchmark, the Russell 1000(R) Growth Index, the Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weightings in the Russell 1000(R) Growth Index, as those sectors are defined in the Standard & Poor's 500 Index. The Fund also anticipates that its individual holdings generally will be allocated so that no individual security held by the Fund is overweighted in the portfolio as compared to its weighting in the Russell 1000(R) Index by more than 1%, and no security held by the Fund is underweighted as compared to its weighting in the Russell 1000(R) Index by more than 2%.

     o The Value Fund. The Value Fund seeks to invest in equity securities that the Investment Adviser believes are selling at below-normal valuations; i.e., securities with lower price-to-book ratios and lower price-to-earnings ratios. In seeking to outperform its benchmark, the Russell 1000(R) Value Index, the Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weightings in the Russell 1000(R) Value Index, as those sectors are defined in the Standard & Poor's 500 Index. The Fund also anticipates that its individual holdings generally will be allocated so that no individual security is overweighted in the portfolio as compared to its weighting in the Russell 1000(R) Value Index by more than 1%, and no security is underweighted as compared to its weighting in the Russell 1000(R) Value Index by more than 2%.

     o The Core Fund. The Core Fund seeks to invest in securities that the Investment Adviser believes are undervalued or show good prospects for earnings growth. The Core Fund seeks securities such that the sum of the relative (to the Standard & Poor's 500 Index) price-to-earnings ratio and price-to-book ratio for a particular security are between 1.75 and 2.25. In seeking to outperform its benchmark, the Russell 1000(R)Index, the Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weightings in the Russell 1000(R)Index, as those sectors are defined in the Standard & Poor's 500 Index. The Fund also anticipates that its individual holdings generally will be allocated so that no individual security held by the Fund is overweighted in the portfolio as compared to its weighting in the Russell 1000(R)Index by more than 1%, and no security held by the Fund is underweighted as compared to its weighting in the Russell 1000(R)Index by more than 1%.

     Each Fund anticipates that its sector allocations, as a percentage of its common stock investments, to larger capitalized industries generally will be no more than two times that sector's weighting in the applicable Russell 1000(R) index, while its sector allocations to smaller capitalized industries generally will be no more than three times that sector's weighting in the Russell 1000(R) Index. "Larger" or "smaller" capitalized industries for this purpose will be determined by the relative size of the sector within the applicable Russell 1000(R) index, with any sector representing approximately 10% or more of the index being considered as a "larger" industry. Notwithstanding these sector allocation guidelines, each Fund reserves the right to invest up to 10% of its total assets in any one sector of the applicable Russell 1000(R) index; however, the Funds are not limited to investing only 10% of total assets in anY one sector if the sector allocations listed above permit a larger allocation. While the Investment Adviser anticipates that each Fund generally will adhere to the targeted parameters described for each Fund, the implementation may vary in particular cases, and the Investment Adviser is not required to follow any or all of these parameters in selecting securities at all times. Additionally, the Investment Adviser is not required to sell securities if their value changes and they then fall outside of these parameters.

     Investment emphasis is on equities, primarily common stock. Each Fund generally will invest at least 80% of its total assets in equity securities. Each Fund also may invest in securities convertible into common stock, preferred stock and rights and warrants to subscribe for common stock. A Fund may invest in U.S. Government debt securities and, to a lesser extent, in non-convertible debt securities rated investment grade by a nationally recognized statistical ratings organization, although it typically will not invest in any debt securities to a significant extent.

     A Fund may hold assets in cash or cash equivalents and investment grade, short term securities, including money market securities, in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant or for temporary defensive purposes.

FOREIGN SECURITIES

     Each Fund may invest in companies located in countries other than the United States. This may expose the Funds to risks associated with foreign investments. Foreign investments involve certain risks not typically involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other U.S. or non-U.S. governmental laws or restrictions applicable to such investments. Securities prices in different countries are subject to different economic, financial and social factors. Because the Funds may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Portfolios and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments that could affect investment in those countries. In addition, certain investments may be subject to non-U.S. withholding taxes.

     European Economic and Monetary Union. A number of European countries entered into the European Economic and Monetary Union ("EMU") in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU established a single European currency (the euro), which was introduced on January 1, 1999, and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro and will trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Funds invest, the Funds could be adversely affected if the transition to the euro, or EMU as a whole, does not proceed as planned or if a participating country withdraws from EMU.

WARRANTS

     Each Fund may invest in warrants, which are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make a Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

BORROWING AND LEVERAGE

    Each Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33-1/3% of its total assets (including the amount borrowed) and may borrow up to an additional 5% of its total assets for temporary purposes. Each Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law, and may use borrowing to enable it to meet redemptions. The use of leverage by the Funds creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund that can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, that Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

     The Funds at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

CONVERTIBLE SECURITIES

     Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

DEBT SECURITIES

     Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. This risk is minimized to the extent a Fund limits its debt investments to U.S. Government securities. All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

DERIVATIVES

     The Funds may use instruments referred to as "Derivatives." Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil) or an index (a measure of value or rates, such as the Russell 1000(R) Index, the Standard & Poor's 500 Index or thE prime lending rate). Derivatives allow each Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.

     Hedging. Each Fund may use Derivatives for hedging purposes. Hedging is a strategy in which a Derivative is used to offset the risk that other Fund holdings may decrease in value. Losses on the other investment may be substantially reduced by gains on a Derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Fund investing in the Derivative or if the cost of the Derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the Derivative will not match those of the holdings being hedged as expected by the applicable Fund, in which case any losses on the holdings being hedged may not be reduced. The Funds are not required to use hedging and may choose not to do so.

     The Funds may use the following types of derivative investments and trading strategies:

Options on Securities and Securities Indices

     Purchasing Put Options. Each Fund may purchase put options on securities held in its portfolio or on securities or interest rate indices which are correlated with securities held in its portfolio. When a Fund purchases a put option in consideration for an up front payment (the "option premium"), that Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits a Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put. Purchasing a put option may involve correlation risk, and may also involve liquidity and credit risk.

     Purchasing Call Options. Each Fund also may purchase call options on securities it intends to purchase or securities or interest rate indices, which are correlated with the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event a Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium. Purchasing a call option involves correlation risk, and may also involve liquidity and credit risk.

     Each Fund also is authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

     Writing Call Options. Each Fund may write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which correlates with securities held in its portfolio. When a Fund writes a call option, in return for an option premium, the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. A Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which a Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Fund limits its ability to sell the underlying securities and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding. Writing a call option may involve correlation risk.

     Each Fund also is authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

     Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Derivatives" below. A call option will also be considered covered if the Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities which substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

     Types of Options. The Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below.

Futures

     Each Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract, a Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

     The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

     The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

     The Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying asset is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). The Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

Indexed Securities

     Each Fund may invest in securities the potential return of which is based on an index. As an illustration, a Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. A Fund also may invest in a debt security which returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. Indexed securities involve credit risk, and certain indexed securities may involve leverage risk and liquidity risk. Each Fund may invest in indexed securities for hedging purposes only. When used for hedging purposes, indexed securities involve correlation risk.

Risk Factors in Derivatives

     Derivatives are volatile and involve significant risks, including:

     Credit risk -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

     Currency risk -- the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

     Leverage risk -- the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

     Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

     Use of Derivatives for hedging purposes involves correlation risk. If the value of the Derivative moves more or less than the value of the hedged instruments, the Fund using the Derivative will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.

     The Funds intend to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.

     Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Fund to potential losses, which exceed the amount originally invested by the Fund. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

     Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. The Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

     Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. Each Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

OTHER INVESTMENT POLICIES AND PRACTICES

     Securities Lending. Each Fund may lend securities with a value not exceeding 33-1/3% of its total assets. In return, the Fund receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. If cash collateral is received by a Fund, it is invested in short term money market securities, and a portion of the yield received in respect of such investment is retained by that Fund. Alternatively, if securities are delivered to a Fund as collateral, that Fund and the borrower negotiate a rate for the loan premium to be received by that Fund for lending its portfolio securities. In either event, the total yield on each Fund's portfolio is increased by loans of its portfolio securities. Each Fund may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. Each Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, a Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

     Illiquid or Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of that investment in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund's operations require cash, such as when a Fund redeems shares or pays dividends, and could result in a Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

     Each Fund may invest in securities that are "restricted securities." Restricted securities have contractual or legal restrictions on their resale and include "private placement" securities that the Funds may buy directly from the issuer. Restricted securities may be neither listed on an exchange nor traded in other established markets. Privately placed securities may or may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be more difficult to value than publicly traded securities and may be less liquid, or illiquid, and therefore may be subject to the risks associated with illiquid securities, as described in the preceding paragraph. Some restricted securities, however, may be liquid. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, that Fund may be required to bear the expenses of registration. Certain of a Fund's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Funds may obtain access to material nonpublic information which may restrict the Funds' ability to conduct portfolio transactions in such securities.

    Repurchase Agreements. Each Fund may invest in securities pursuant to repurchase agreements. Under such agreements, the bank or primary dealer or an affiliate thereof agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This insulates a Fund from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, that Fund's return may be affected by currency fluctuations. A Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days (together with other illiquid securities). Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. A Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement with a Fund that is construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to a Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

     When-Issued Securities and Forward Commitments. Each Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. The Funds may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Funds have not established any limit on the percentage of their assets that may be committed in connection with these transactions. When a Fund is purchasing securities in these transactions, that Fund maintains a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an amount equal to the amount of its purchase commitments.

     There can be no assurance that a security purchased on a when-issued basis will be issued, or a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than a Fund's purchase price. A Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

     Standby Commitment Agreements. Each Fund may enter into standby commitment agreements. These agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to that Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement a Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to that Fund. A Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. Each Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

     There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of each Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

     144A Securities. The Funds may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Funds' Board has determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Funds' Board. The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board will carefully monitor the Funds' investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

     Other Special Considerations. The Funds may, without limit, make short term investments, purchase high quality bonds or buy or sell derivatives to reduce exposure to equity securities when the Funds believe it is advisable to do so (on a temporary defensive basis). Short term investments and temporary defensive positions may limit the potential for growth in the value of shares of each Fund.

     Suitability. The economic benefit of an investment in any Fund depends upon many factors beyond the control of the Fund, the Corporation, the Trust, the Investment Adviser and its affiliates. Each Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in any Fund will depend on, among other things, such investor's investment objectives and such investor's ability to accept the risks associated with investing in securities, including the risk of loss of principal.

INVESTMENT RESTRICTIONS

     The Corporation has adopted the following restrictions and policies relating to the investment of each Fund's assets and its activities. The fundamental restrictions set forth below may not be changed with respect to a Fund without the approval of the holders of a majority of that Fund's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Unless otherwise provided, all references to the assets of a Fund below are in terms of current market value. Provided that none of the following restrictions shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), each Fund may not:

          1. Make any investment inconsistent with each Fund's classification as a diversified company under the Investment Company Act.

          2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

          3. Make investments for the purpose of exercising control or management. Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

          4. Purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

          5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Funds' Prospectus and Statement of Additional Information, as they may be amended from time to time.

          6. Issue senior securities to the extent such issuance would violate applicable law.

          7. Borrow money, except that (i) a Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33-1/3% of its total assets (including the amount borrowed), (ii) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Fund may purchase securities on margin to the extent permitted by applicable law. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by each Fund's investment policies as set forth in the Funds' Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

          8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act, in selling portfolio securities.

          9. Purchase or sell commodities or contracts on commodities, except to the extent that a Fund may do so in accordance with applicable law and the Funds' Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     The Trust has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed with respect to a Portfolio without the approval of the holders of a majority of the interests of that Portfolio.

     In addition, the Corporation has adopted non-fundamental restrictions with respect to each Fund that may be changed by the Board of Directors without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental investment restrictions, each Fund may not:

          (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, a Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time a Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.

          (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Funds currently do not intend to engage in short sales, except short sales "against the box."

          (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors of the Corporation have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors are not subject to the limitations set forth in this investment restriction.

          (d) Notwithstanding fundamental investment restriction (7) above, borrow money or pledge its assets, except that the Fund (a) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemption in amounts not exceeding 33-1/3% (taken at market value) of its total assets and pledge its assets to secure such borrowing, (b) may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. However, at the present time, applicable law prohibits the Funds from purchasing securities on margin. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while borrowing are outstanding will have the effect of leveraging a Fund. Such leveraging or borrowing increases a Fund's exposure to capital risk and borrowed funds are subject to interest costs which will reduce net income. A Fund will not purchase securities while borrowing exceeds 5% of its total assets.

    The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Corporation and Trust have adopted an investment policy pursuant to which neither a Fund nor its Portfolio will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding that are held by a Fund or its Portfolio, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by a Fund or its Portfolio and margin deposits on a Fund or its Portfolio's existing OTC options on futures contracts exceeds 15% of the net assets of such Fund or its Portfolio taken at market value, together with all other assets of such Fund or its Portfolio that are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by a Fund or its Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if a Fund or its Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then that Fund or its Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of each Fund or its Portfolio and may be amended by the Directors or the Trustees without the approval of the shareholders. However, the Directors or Trustees will not change or modify this policy prior to the change or modification by the Commission staff of its position.

     In addition, as a non-fundamental policy that may be changed by the Board of Directors and to the extent required by the Commission or its staff, each Fund will, for purposes of fundamental investment restrictions (1) and (2), treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

    Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser, the Funds and the Trust are prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates, except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Without such an exemptive order the Funds and the Trust would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.

PORTFOLIO TURNOVER

     Generally, the Funds will not purchase securities for short term trading profits. However, each Fund may dispose of securities without regard to the time they have been held when such actions, for defensive or other reasons, appear advisable to the Investment Adviser in light of a change in circumstances in general market, economic or financial conditions. As a result of its investment policies, each Fund may engage in a substantial number of portfolio transactions. Accordingly, while each Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is impossible to predict portfolio turnover rates. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less ) by the monthly average value of the securities in the portfolio during the year. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Funds.

                            MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

     The Directors of the Corporation consist of        individuals,         of
whom are not "interested persons" of the Corporation as defined in the Investment Company Act. The same individuals serve as Trustees of the Trust and are sometimes referred to herein as the "non-interested Directors/Trustees." The Directors are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

     Information about the Directors and executive officers of the Corporation, their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     Terry K. Glenn (58) -- President and Director (1)(2) -- Executive Vice President of the Investment Adviser and Merrill Lynch Asset Management, L.P. ("MLAM") (which terms as used herein include their corporate predecessors) since 1983; Executive Vice President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

     [To Be Completed By Amendment.]

     Robert C. Doll, Jr. (45) -- Senior Vice President and Portfolio Manager
(1)(2) -- Senior Vice President of the Investment Adviser and MLAM since 1999; Senior Vice President of Princeton Services since 1999; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.

     Donald C. Burke (39) -- Vice President and Treasurer (1)(2) -- Senior Vice President and Treasurer of the Investment Adviser and MLAM since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999; First Vice President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997; Director of Taxation of MLAM since 1990.

     Alice A. Pellegrino (39) -- Secretary (1)(2) -- Vice President of MLAM since 1999; Attorney associated with MLAM since 1997; Associate with Kirkpatrick & Lockhart LLP from 1992 to 1997.

______________
(1) Interested person, as defined in the Investment Company Act, of the Trust and the Corporation.
(2) Such Director or officer is a trustee, director or officer of other investment companies for which the Investment Adviser or one of its affiliates acts as investment adviser or manager.
(3) Member of the Corporation's Audit and Nominating Committee, which is responsible for the selection of the independent auditors and the selection and nomination of non-interested Directors.

         As of ______ __, 1999, the officers and Directors of the Corporation
as a group (     persons) owned an aggregate of less than 1% of the outstanding shares of common stock of Merrill Lynch & Co., Inc. ("ML & Co.") and owned an aggregate of less than 1% of the outstanding shares of the Corporation.

COMPENSATION OF DIRECTORS/TRUSTEES

     The Corporation and the Trust pay each non-interested Director/Trustee,
for service to the Corporation and the Trust, a fee of $          per year plus
$        per in-person meeting attended, together with such individual's actual out-of-pocket expenses relating to attendance at meetings. The Corporation and the Trust also compensate members of the Audit and Nominating Committee, which consists of all of the non-affiliated Directors/Trustees, at the rate of $ annually for service to the Corporation and the Trust.

     The following table sets forth the estimated compensation to be earned by the non-interested Directors/Trustees for the fiscal year ended ________, 2000 and the aggregate compensation paid to them from all investment companies advised by the Investment Adviser or its affiliate MLAM ("MLAM/FAM-advised funds") to the non-affiliated Directors/Trustees for the calendar year ended December 31, 1998.


                                                            PENSION OR                                        AGGREGATE
                                                         RETIREMENT BENEFITS                              COMPENSATION FROM
                                                         ACCRUED AS PART OF                             CORPORATION/TRUST AND
            POSITION WITH         COMPENSATION FROM          CORPORATION/            BENEFITS           OTHER MLAM/FAM-ADVISED
NAME      CORPORATION/TRUST       CORPORATION/TRUST         TRUST EXPENSE        UPON RETIREMENT                FUNDS (1)
----      -----------------       -----------------      -------------------     ---------------       ----------------------








______________
(1) In addition to the Corporation and the Trust, the Directors/Trustees serve on other boards of MLAM/FAM advised-funds as follows:

The Directors of the Corporation and the Trustees of the Trust may be eligible for reduced sales charges on purchases of Class A shares. See "Reduced Initial Sales Charges -- Purchase Privileges of Certain Persons."

MANAGEMENT AND ADVISORY ARRANGEMENTS

     Advisory Services and Advisory Fee. Each Fund invests all of its assets in shares of the corresponding Portfolio of the Trust. Accordingly, the Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the Trust level. The Trust, on behalf of each Portfolio, has entered into separate investment advisory agreements with Fund Asset Management, L.P. as Investment Adviser
(the "Advisory Agreements"). As discussed in "Management of the Funds" in the Prospectus, the Investment Adviser receives for its services to each Portfolio
monthly compensation at the annual rate of    % of the average daily net assets
of each Portfolio.

    Payment of Trust Expenses. The Advisory Agreements obligate the Investment Adviser to provide investment advisory services and to pay, or cause an affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Trust. The Investment Adviser is also obligated to pay, or cause an affiliate to pay, the fees of all officers, Trustees and Directors who are affiliated persons of the Investment Adviser or any affiliate. The Trust pays, or causes to be paid, all other expenses incurred in the operation of each Portfolio and the Trust (except to the extent paid by Merrill Lynch Funds Distributor, a division of PFD ("the "Distributor")), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the Registration Statement, charges of the custodian, any sub-custodian and the transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Trustees who are not affiliated persons of the Investment Adviser or an affiliate of the Investment Adviser, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust or a Portfolio. The Distributor will pay certain of the expenses of each Fund incurred in connection with the continuous offering of its shares. Accounting services are provided to the Trust by the Investment Adviser or an affiliate of the Investment Adviser, and the Trust reimburses the Investment Adviser or an affiliate of the Investment Adviser for its costs in connection with such services.

     Payment of Corporation Expenses. The Corporation pays, or causes an affiliate to pay, all other expenses incurred in the operation of the Corporation and each Fund (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and the transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Investment Adviser, or of an affiliate of the Investment Adviser, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or a Fund. The Distributor will pay certain of the expenses of each Fund incurred in connection with the continuous offering of its shares. Accounting services are provided to the Corporation and each Fund by the Investment Adviser, and the Corporation reimburses the Investment Adviser for its costs in connection with such services.

     Organization of the Investment Adviser. Fund Asset Management, L.P. is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Investment Adviser as defined under the Investment Company Act because of their ownership of its voting securities and their power to exercise a controlling influence over its management or policies.

     Duration and Termination. Unless earlier terminated as described below, the Advisory Agreements will remain in effect for two years from its effective date. Thereafter, they will remain in effect from year to year if approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the applicable Portfolio and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contracts are not assignable and may be terminated with respect to the applicable Portfolio without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of that Portfolio.

     Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Corporation's Transfer Agent with respect to each Fund pursuant to separate Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreements (the "Transfer Agency Agreements"). Pursuant to the Transfer Agency Agreements, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreements, the Transfer Agent receives a fee of $11.00 per Class A or Class D account and $14.00 per Class B or Class C account and is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreements. Additionally, a $.20 monthly closed account charge will be assessed on all accounts that close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fee will be due. For purposes of the Transfer Agency Agreements, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

     Distribution Expenses. The Corporation has entered into separate distribution agreements with the Distributor in connection with the continuous offering of each class of shares of each Fund (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of each Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.

CODE OF ETHICS

     The Board of Trustees of the Trust and the Board of Directors of the Corporation each have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act that incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

     The Codes require that all employees of the Investment Adviser pre-clear any personal securities investment (with limited exceptions, such as government securities). The pre-clearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Funds within periods of trading by the Funds in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                              PURCHASE OF SHARES

     Reference is made to "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for certain information as to the purchase of Fund shares.

     Each Fund issues four classes of shares under the Merrill Lynch Select Pricing(ServiceMark) System: shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class A, Class B, Class C and Class D share of a Fund represents an identical interest in the investment portfolio of each Fund, and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees (also known as service fees) and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The contingent deferred sales charges ("CDSCs"), distribution fees and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, are imposed directly against those classes and not against all assets of the Funds, and, accordingly, such charges do not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by each Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relation to a particular class are borne exclusively by that class. Class B, Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution
Plan). Each class has different exchange privileges. See "Shareholder Services -- Exchange Privilege."

     Investors should understand that the purpose and function of the initial sales charges with respect to the Class A and Class D shares are the same as those of the CDSCs and distribution fees with respect to the Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of each Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

     The Merrill Lynch Select Pricing(ServiceMark) System is used by more than 50 registered investment companies advised by MLAM or FAM. Funds advised by MLAM or FAM that utilize the Merrill Lynch Select Pricing(ServiceMark) System are referred to herein as "Select Pricing Funds."

     A Fund or the Distributor may suspend the continuous offering of that Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by a Fund or the Distributor. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. Certain securities dealers may charge a processing fee to confirm a sale of shares to such customers. For example, the fee currently charged by Merrill Lynch is $5.35. Purchases made directly through the Transfer Agent are not subject to the processing fee.

INITIAL SALES CHARGE ALTERNATIVES -- CLASS A AND CLASS D SHARES

     Investors choosing the initial sales charge alternatives who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares.

     Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares. Investors who currently own Class A shares in a shareholder account, including participants in the Merrill Lynch Blueprint(ServiceMark) Program, are entitled to purchase additional Class A shares of a Fund in that account. Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by MLAM or any of its affiliates. Class A shares are available at net asset value to corporate warranty insurance reserve fund programs provided and U.S. branches of foreign banking institutions that the program has $3 million or more initially invested in Select Pricing Funds. Also eligible to purchase Class A shares at net asset value are participants in certain investment programs including TMA(ServiceMark) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services, collective investment trusts for which Merrill Lynch Trust Company serves as trustee and certain purchases made in connection with certain fee-based programs. In addition, Class A shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees, to members of the Boards of Merrill Lynch and MLAM-advised investment companies, including the Corporation, and to employees of certain selected dealers. Certain persons who acquired shares of certain MLAM-advised closed-end funds in their initial offerings who wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in shares of a Fund also may purchase Class A shares of a Fund if certain conditions are met. In addition, Class A shares of each Fund and certain other Select Pricing Funds are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. and, if certain conditions are met, to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. who wish to reinvest the net proceeds from a sale of certain of their shares of common stock pursuant to a tender offer conducted by such funds in shares of the Fund and certain other Select Pricing Funds.

     The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class A and Class D shares of a Fund, refers to a single purchase by an individual or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his or her or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include purchases by any such company that has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

     The Distributor may reallow discounts to selected dealers and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers selling Class A and Class D shares of a Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

REDUCED INITIAL SALES CHARGES

     Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed to obtain such investments.

     Reinvested Dividends. No initial sales charges are imposed upon Class A and Class D shares issued as a result of the automatic reinvestment of dividends.

     Rights of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of each Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of each Fund and of any other Select Pricing Funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

     Letter of Intent. Reduced sales charges are applicable to purchases aggregating $25,000 or more of Class A or Class D shares of each Fund or any other Merrill Lynch mutual funds made within a 13-month period starting with the first purchase pursuant to the Letter of Intent. The Letter of Intent is available only to investors whose accounts are established and maintained at the Fund's Transfer Agent. The Letter of Intent is not available to employee benefit plans for which affiliates of the Investment Adviser provide plan participant record-keeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class A or Class D shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A and Class D shares of each Fund and other Select Pricing Funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intent, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intent (minimum of $25,000), the investor will be notified and must pay, within 20 days of the execution of such Letter, the difference between the sales charge on the Class A or Class D shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A or Class B shares equal to 5.0% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5.0% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge but there will be no retroactive reduction of the sales charges on any previous purchase.

     The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter. An exchange from the Summit Cash Reserves Fund into each Fund that creates a sales charge will count toward completing a new or existing Letter of Intent from each Fund.

     Merrill Lynch Blueprint(ServiceMark) Program. Class D shares of each Fund are offered to participants in the Merrill Lynch Blueprint(ServiceMark) Program ("Blueprint"). In addition, participants in Blueprint who own Class A shares of a Fund may purchase additional Class A shares of that fund through Blueprint. Blueprint is directed to small investors, group IRAs and participants in certain affinity groups such as credit unions, trade associations and benefit plans. Investors placing orders to purchase Class A or Class D shares of the Fund through Blueprint will acquire the Class A or Class D shares at net asset value plus a sales charge calculated in accordance with the Blueprint sales charge schedule (i.e., up to $300 at 4.25%, $300.01 up to $5,000 at 3.25% plus $3, and $5,000.01 or more at the standard sales charge rates disclosed in the Prospectus). In addition, Class A or Class D shares of each Fund are offered at net asset value plus a sales charge of .50% of 1% for corporate or group IRA programs placing orders to purchase their Class A or Class D shares through Blueprint. Services, including the exchange privilege, available to Class A and Class D investors through Blueprint, however, may differ from those available to other Class A or Class D share investors.

     Class A and Class D shares are offered at net asset value to participants in Blueprint through the Merrill Lynch Directed IRA Rollover Program ("IRA Rollover Program") available from Merrill Lynch Business Financial Services, a business unit of Merrill Lynch. The IRA Rollover Program is available to custodian rollover assets from employer-sponsored retirement and savings plans whose trustee and/or plan sponsor has entered into a Merrill Lynch Directed IRA Rollover Program Service Agreement.

     Orders for purchases and redemptions of Class A or Class D shares of a Fund may be grouped for execution purposes which, in some circumstances, may involve the execution of such orders two business days following the day such orders are placed. The minimum initial purchase price is $100, with a $50 minimum for subsequent purchases through Blueprint. There are no minimum initial or subsequent purchase requirements for participants who are part of an automatic investment plan. Additional information concerning purchases through Blueprint, including any annual fees and transaction charges, is available from Merrill Lynch, Pierce, Fenner & Smith Incorporated, The Blueprint(ServiceMark) Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441.

     TMA(ServiceMark) Managed Trusts. Class A shares are offered at net asset value to TMA(ServiceMark) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services.

     Employee Access(ServiceMark) Accounts. Provided applicable threshold requirements are met, either Class A or Class D shares are offered at net asset value to Employee Access(ServiceMark) Accounts available through authorized employers. The initial minimum investment for such accounts is $500, except that the initial minimum investment for shares purchased for such accounts pursuant to the Automatic Investment Program is $50.

     Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class A or Class D shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan. Additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements is available toll-free from Merrill Lynch Business Financial Services at (800) 237-7777.

     Purchase Privileges of Certain Persons. Directors of the Corporation and Trustees of the Trust, members of the Boards of other MLAM/FAM-advised investment companies, ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes the Investment Adviser, MLAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their directors and employees and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class A shares of each Fund at net asset value.

     Class D shares of each Fund are offered at net asset value, without a sales charge, to an investor that has a business relationship with a Financial Consultant who joined Merrill Lynch from another investment firm within six months prior to the date of purchase by such investor, if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of a Fund with proceeds from a redemption of shares of a mutual fund that was sponsored by the Financial Consultant's previous firm and was subject to a sales charge either at the time of purchase or on a deferred basis; and second, the investor must establish that such redemption had been made within 60 days prior to the investment in that Fund and the proceeds from the redemption had been maintained in the interim in cash or a money market fund.

     Class D shares of a Fund are also offered at net asset value, without a sales charge, to an investor that has a business relationship with a Merrill Lynch Financial Consultant and that has invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where Merrill Lynch has either received or given notice that such arrangement will be terminated ("notice") if the following conditions are satisfied: first, the investor must purchase Class D shares of a Fund with proceeds from a redemption of shares of such other mutual fund and the shares of such other fund were subject to a sales charge either at the time of purchase or on a deferred basis; and second, such purchase of Class D shares must be made within 90 days after such notice.

     Class D shares of a Fund are offered at net asset value, without a sales charge, to an investor that has a business relationship with a Merrill Lynch Financial Consultant and that has invested in a mutual fund for which Merrill Lynch has not served as a selected dealer if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of a Fund with proceeds from the redemption of shares of such other mutual fund and that such shares have been outstanding for a period of no less than six months; and, second, such purchase of Class D shares must be made within 60 days after the redemption and the proceeds from the redemption must be maintained in the interim in cash or a money market fund.

     Closed-End Fund Investment Option. Class A shares of a Fund and certain other Select Pricing Funds ("Eligible Class A Shares") are offered at net asset value to shareholders of certain closed-end funds advised by the Investment Adviser or MLAM who purchased such closed-end fund shares prior to October 21, 1994 (the date the Merrill Lynch Select Pricing(ServiceMark) System commenced operations) and wish to reinvest the net proceeds from a sale of their closed-end fund shares are offered Class A shares, if the conditions set forth below are satisfied. Alternatively, closed-end fund shareholders who purchased such shares on or after October 21, 1994 and wish to reinvest the net proceeds from a sale of their closed-end fund shares are offered Class A shares (if eligible to buy Class A shares) or Class D shares of a Fund and other Select Pricing Funds ("Eligible Class D Shares"), if the following conditions are met. First, the sale of closed-end fund shares must be made through Merrill Lynch, and the net proceeds therefrom must be immediately reinvested in Eligible Class A or Eligible Class D Shares. Second, the closed-end fund shares must either have been acquired in the initial public offering or be shares representing dividends from shares of common stock acquired in such offering. Third, the closed-end fund shares must have been continuously maintained in a Merrill Lynch securities account. Fourth, there must be a minimum purchase of $250 to be eligible for the investment option.

     Shareholders of certain MLAM-advised continuously offered closed-end funds may reinvest at net asset value the net proceeds from a sale of certain shares of common stock of such funds in shares of a Fund. Upon exercise of this investment option, shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate II, Inc. will receive Class A shares of a Fund and shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. will receive Class D shares of a Fund, except that shareholders already owning Class A shares of a Fund will be eligible to purchase additional Class A shares pursuant to this option, if such additional Class A shares will be held in the same account as the existing Class A shares and the other requirements pertaining to the reinvestment privilege are met. In order to exercise this investment option, a shareholder of one of the above-referenced continuously offered closed-end funds (an "eligible fund") must sell his or her shares of common stock of the eligible fund (the "eligible shares") back to the eligible fund in connection with a tender offer conducted by the eligible fund and reinvest the proceeds immediately in the designated class of shares of a Fund. This investment option is available only with respect to eligible shares as to which no Early Withdrawal charge or CDSC (each as defined in the eligible fund's prospectus) is applicable. Purchase orders from eligible fund shareholders wishing to exercise this investment option will be accepted only on the day that the related tender offer terminates and will be effected at the net asset value of the designated class of a Fund on such day.

     Acquisition of Certain Investment Companies. Class D shares may be offered at net asset value in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

DEFERRED SALES CHARGES -- CLASS B AND CLASS C SHARES

     Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Select Pricing Funds.

     Because no initial sales charges are deducted at the time of the purchase, Class B and Class C shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors that do not qualify for the reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares will be converted into Class D shares of the Fund after a conversion period of approximately eight years, and thereafter investors will be subject to lower ongoing fees.

     The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. See "Pricing of Shares -- Determination of Net Asset Value" below.

Contingent Deferred Sales Charges -- Class B Shares

     Class B shares that are redeemed within four years of purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over four years or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the four-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     The following table sets forth the Class B CDSC:

                                                           CDSC AS A PERCENTAGE
                                                             OF DOLLAR AMOUNT
                 YEAR SINCE PURCHASE PAYMENT MADE            SUBJECT TO CHARGE
          ------------------------------------------       --------------------
          0-1.......................................               4.0%
          1-2.......................................               3.0%
          2-3.......................................               2.0%
          3-4.......................................               1.0%
          4 and thereafter..........................               None

     To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.0% (the applicable rate in the third year after purchase).

     The Class B CDSC may be waived on redemptions of shares in connection with certain post-retirement withdrawals from an Individual Retirement Account ("IRA") or other retirement plan or following the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability or, if later, reasonably promptly following completion of probate. The Class B CDSC also may be waived on redemption of shares by certain eligible 401(a) and 401(k) plans. The CDSC may also be waived for any Class B shares that are purchased by eligible 401(k) or eligible 401(a) plans that are rolled over into a Merrill Lynch or Merrill Lynch Trust Company custodied IRA and held in such account at the time of redemption. The Class B CDSC may be waived for any Class B shares that were acquired and held at the time of the redemption in an Employee Access(ServiceMark) Account available through employers providing eligible 401(k) plans. The Class B CDSC also may be waived for any Class B shares that are purchased by a Merrill Lynch rollover IRA that was funded by a rollover from a terminated 401(k) plan managed by the MLAM Private Portfolio Group and held in such account at the time of redemption. The Class B CDSC also may be waived or its terms may be modified in connection with certain fee-based programs. The Class B CDSC may also be waived in connection with involuntary termination of an account in which Fund shares are held or for withdrawals through the Merrill Lynch Systematic Withdrawal Plan. See "Shareholder Services -- Fee Based Programs" and "-- Systematic Withdrawal Plan."

     Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class B shares with a waiver of the CDSC upon redemption, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan. Such Class B shares will convert into Class D shares approximately ten years after the plan purchases the first share of any Select Pricing fund. Minimum purchase requirements may be waived or varied for such plans. Additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements is available toll-free from Merrill Lynch Business Financial Services at (800) 237-7777.

     Merrill Lynch Blueprint(ServiceMark) Program. Class B shares are offered to certain participants in Blueprint. Blueprint is directed to small investors, group IRAs and participants in certain affinity groups such as trade associations and credit unions. Class B shares of each Fund are offered through Blueprint only to members of certain affinity groups. The CDSC is waived in connection with purchase orders placed through Blueprint. Services, including the exchange privilege, available to Class B investors through Blueprint, however, may differ from those available to other investors in Class B shares. Orders for purchases and redemptions of Class B shares of a Fund will be grouped for execution purposes which, in some circumstances, may involve the execution of such orders two business days following the day such orders are placed. The minimum initial purchase price is $100, with a $50 minimum for subsequent purchases through Blueprint. There is no minimum initial or subsequent purchase requirement for investors who are part of the Blueprint automatic investment plan. Additional information concerning these Blueprint programs, including any annual fees or transaction charges, is available from Merrill Lynch, Pierce, Fenner & Smith Incorporated, The Blueprint(ServiceMark) Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441.

     Conversion of Class B Shares to Class D Shares. After approximately eight years (the "Conversion Period"), Class B shares of each Fund will be converted automatically into Class D shares of that Fund. Class D shares are subject to an ongoing account maintenance fee of 0.25% of the average daily net assets of a Fund but are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class D shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

     In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at the Conversion Date the conversion of Class B shares to Class D shares of a Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of that Fund held in the account on the Conversion Date will be converted to Class D shares of the Fund.

     In general, Class B shares of equity Select Pricing Funds will convert approximately eight years after initial purchase and Class B shares of taxable and tax-exempt fixed income Select Pricing Funds will convert approximately ten years after initial purchase. If, during the Conversion Period, a shareholder exchanges Class B shares with an eight-year Conversion Period for Class B shares with a ten-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired. The Conversion Period also may be modified for investors that participate in certain fee-based programs. See "Shareholder Services - Fee-Based Programs."

     Class B shareholders of a Fund exercising the exchange privilege described under "Shareholder Services - Exchange Privilege" will continue to be subject to that Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.

     Share certificates for Class B shares of the Fund to be converted must be delivered to the Transfer Agent at lease one week prior to the Conversion Date applicable to those shares. In the event such certificates are not received by the Transfer Agent at least one week prior to the Conversion Date, the related Class B shares will convert to Class D shares one the next scheduled Conversion Date after such certificates are delivered.

Contingent Deferred Sales Charges -- Class C Shares

     Class C shares that are redeemed within one year of purchase may be subject to a 1.0% CDSC charged as a percentage of the dollar amount subject thereto. In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption. The Class C CDSC may be waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Merrill Lynch Systematic Withdrawal Plans. See "Shareholder Services -- Systematic Withdrawal Plan." The Class C CDSC of each Fund and certain other MLAM-advised mutual funds may be waived with respect to Class C shares purchased by an investor with the net proceeds of a tender offer made by certain MLAM-advised closed-end funds, including Merrill Lynch Senior Floating Rate Fund II, Inc. Such waiver is subject to the requirement that the tendered shares shall have been held by the investor for a minimum of one year and to such other conditions as are set forth in the prospectus for the related closed-end fund.

     Class B and Class C Sales Charge Information. Merrill Lynch compensates its Financial Consultants for selling Class B and Class C shares at the time of purchase from its own funds. Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to each Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares from the dealer's own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of each Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See "Distribution Plans" below. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below.

DISTRIBUTION PLANS

     Reference is made to "Fees and Expenses" in the Prospectus for certain information with respect to separate distribution plans for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Funds to the Distributor with respect to such classes.

     The Distribution Plan for each of the Class B, Class C and Class D shares provides that each Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund attributable to shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) in connection with account maintenance activities with respect to Class B, Class C and Class D shares. Each of those classes has exclusive voting rights with respect to the Distribution Plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote on any material changes to expenses charged under the Class D Distribution Plan).

     The Distribution Plan for Class B and Class C shares provide that each Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund attributable to the shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing shareholder and distribution services and bearing certain distribution-related expenses of each Fund, including payments to financial consultants for selling Class B and Class C shares of each Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A and Class D shares of each Fund in that the ongoing distribution fees and deferred sales charges provide for the financing of the distribution of each Fund's Class B and Class C shares.

     The Funds' Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of each Distribution Plan to the applicable Fund and the related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Directors shall be committed to the discretion of the non-interested Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the non-interested Directors concluded that there is reasonable likelihood that such Distribution Plan will benefit each Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the affected Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of Directors, including a majority of the non-interested Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that each Fund preserve copies of its Distribution Plans and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plans or such report, the first two years in an easily accessible place.

     Among other things, each Distribution Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance and/or distribution fees paid to the Distributor. Payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from each Distribution Plan may be more or less than distribution-related expenses of the related class. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans. This information is presented annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated basis, revenues consist of the account maintenance fees, the distribution fees, the CDSCs and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, the distribution fees and CDSCs and the expenses consist of financial consultant compensation.

LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES

     The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares, but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to each Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by each Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the "voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, the Fund will not make further payments of the distribution fee with respect to Class B shares and any CDSCs will be paid to the applicable Fund rather than to the Distributor; however, the Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstance payment in excess of the amount payable under the NASD formula will not be made.

                             REDEMPTION OF SHARES

     Reference is made to "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

     Each Fund is required to redeem for cash all shares of that Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the New York Stock Exchange (the "NYSE") is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Funds is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Funds.

     The value of shares of a Fund at the time of redemption may be more or less than the shareholder's cost, depending in part on the market value of the securities held by that Fund at such time.

REDEMPTION

     A shareholder wishing to redeem shares held with the Transfer Agent may do so without charge by tendering the shares directly to the Funds' Transfer Agent, Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. Redemption requests should not be sent to the Corporation, the Trust or the Funds. A redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request may require a guarantee by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (the "Exchange Act"), the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons in whose name(s) shares are recorded on the Transfer Agent's register; (ii) all checks must be mailed to the stencil address of record on the Transfer Agent's register and (iii) the stencil address must not have changed within 30 days. Certain rules may apply regarding certain account types such as but not limited to UGMA/UTMA accounts, Joint Tenancies With Rights of Survivorship, contra broker transactions and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

     At various times a Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank). That Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of such Fund shares, which will not usually exceed 10 days.

REPURCHASE

     Each Fund also will repurchase its shares through a shareholder's listed securities dealer. Each Fund normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after the order is placed. Shares will be priced at the net asset value calculated on the day the request is received, provided that the request for repurchase is submitted to the dealer prior to the regular close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) and such request is received by the Fund from such dealer not later than 30 minutes after the close of business on the NYSE on the same day. Dealers have the responsibility of submitting such repurchase requests to the Funds not later than 30 minutes after the close of business on the NYSE in order to obtain that day's closing price.

     The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by a Fund (other than any applicable
CDSC). Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to a Fund. Merrill Lynch may charge its customers a processing fee (presently, $5.35) to confirm a repurchase of shares to such customers. Repurchases made directly through the Transfer Agent, on accounts held at the Transfer Agent, are not subject to the processing fee. Each Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem Fund shares as set forth above.

REINSTATEMENT PRIVILEGE -- CLASS A AND CLASS D SHARES

     Shareholders of a Fund who have redeemed their Class A and Class D shares of that Fund have a privilege to reinstate their accounts by purchasing Class A or Class D shares, as the case may be, of that Fund at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor's Merrill Lynch Financial Consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

                               PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

     Reference is made to "How Shares are Priced" in the Prospectus.

     The net asset value of the shares of all classes of each Fund is determined once daily Monday through Friday after the close of business on the NYSE on each day the NYSE is open for trading. The NYSE generally closes at 4:00 p.m., Eastern time. Each Fund also will determine its net asset value on any day in which there is sufficient trading in the underlying Portfolio's portfolio securities that the net asset value might be affected materially, but only if on any such day a Fund is required to sell or redeem shares. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Net asset value is computed by dividing the value of the securities held by each Portfolio on behalf of a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares of the Fund outstanding at such time, rounded to nearest cent. Expenses, including the fees payable to the Investment Adviser and Distributor, are accrued daily.

     The per share net asset value of Class B, Class C and Class D shares generally will be lower than the per share net asset value of Class A shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares, and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares. Moreover, the per share net asset value of the Class B and Class C shares of a Fund generally will be lower than the per share net asset value of Class D shares of that Fund, reflecting the daily expense accruals of the distribution fees and higher transfer agency fees applicable with respect to Class B and Class C shares of that Fund. It is expected, however, that the per share net asset value of the four classes of a Fund will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differentials between the classes.

     Portfolio securities, including ADRs, EDRs or GDRs, that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees of the Trust as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When a Portfolio writes an option, the amount of the premium received is recorded on the books of that Portfolio as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based on the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by a Portfolio are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are stated at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

     Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Fund's net asset value.

     Each investor in the Trust may add to or reduce its investment in the Portfolio on each day the NYSE is open for trading. The value of each investor's (including each Fund's) interest in the Portfolio will be determined after the close of business on the NYSE by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate interests in the Portfolio. The close of business on the NYSE is generally 4:00 p.m., Eastern time. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio after the close of business of the NYSE on the next determination of net asset value of the Portfolio.

COMPUTATION OF OFFERING PRICE PER SHARE

     An illustration of the computation of the offering price for Class A, Class B, Class C and Class D shares of each Fund based on the projected value of each Fund's estimated net assets and projected number of shares outstanding on the date its shares are offered for sale to public investors is as follows:


                                                        Class A           Class B          Class C          Class D
                                                    ----------------  ---------------  ---------------  ----------------
Net Assets.......................................   $                 $                $                $
                                                    ================  ===============  ===============  ================

Number of Shares Outstanding.....................
                                                    ================  ===============  ===============  ================

Net Asset Value Per Share (net assets divided by
   number of shares outstanding..................   $                 $                $                $

Sales Charge (for Class A and Class D Shares:
   5.25% of Offering Price (5.54% of net amount
   invested))*
                                                    ----------------  ---------------  ---------------  ----------------

Offering Price...................................   $                 $                $                $
                                                    ================  ===============  ===============  ================

______________
* Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See "Account Choices -- Class B and Class C shares -- Deferred Sales Charge Options" in the Prospectus and "Redemption of Shares -- Deferred Sales Charges -- Class B and Class C Shares" herein.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

TRANSACTIONS IN PORTFOLIO SECURITIES

     Because each Fund will invest exclusively in shares of its corresponding Portfolio of the Trust, it is expected that all transactions in portfolio securities will be entered into by the Trust. Subject to policies established by the Board of Trustees of the Trust, the Investment Adviser is primarily responsible for the execution of the Trust's portfolio transactions and the allocation of brokerage. The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities and does not use any particular broker or dealer. In executing transactions with brokers and dealers, the Investment Adviser seeks to obtain the best net results for each Portfolio of the Trust, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive commission rates, the Trust does not necessarily pay the lowest spread or commission available. In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Trustees of the Trust, the Investment Adviser may consider sales of shares of a Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Trust; however, whether or not a particular broker or dealer sells shares of the Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Trust.

     Subject to obtaining the best net results, brokers who provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Trust. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreements, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. If in the judgment of the Investment Adviser the Trust will benefit from supplemental research services, the Investment Adviser is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commission that another broker may have charged for effecting the same transactions. Certain supplemental research services may primarily benefit one or more other investment companies or other accounts for which the Investment Adviser exercises investment discretion. Conversely, the Trust may be the primary beneficiary of the supplemental research services received as a result of portfolio transactions effected for such other accounts or investment companies.

     The Trust anticipates that its brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the United States, although the Trust will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less governmental supervision and regulation of foreign stock exchanges and brokers than in the United States.

     Foreign equity securities may be held by the Trust in the form of ADRs, EDRs, GDRs or other securities convertible into foreign equity securities. ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The Trust's ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of each Fund are redeemable on a daily basis in U.S. dollars, the Trust intends to manage each Portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have significant effect on the Trust's portfolio strategies.

     Each Fund may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Trust and persons who are affiliated with such affiliated persons are prohibited from dealing with the Trust as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Trust will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of the Trust may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Trust may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Trustees of the Trust that either comply with rules adopted by the Commission or with interpretations of the Commission staff. See "Investment Objective and Policies -- Investment Restrictions."

     Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Trust in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Trust and annual statements as to aggregate compensation will be provided to the Trust. Securities may be held by, or be appropriate investments for, the Trust as well as other funds or investment advisory clients of the Investment Adviser or its affiliates.

     The Board of Trustees of the Trust has considered the possibility of seeking to recapture for the benefit of the Funds brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Trust on behalf of a portfolio to the Investment Adviser. After considering all factors deemed relevant, the Board of Trustees made a determination not to seek such recapture. The Board will reconsider this matter from time to time.

     Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or its affiliates when one or more clients of the Investment Adviser or its affiliates are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Trust or other clients or funds for which the Investment Adviser or an affiliate act as investment adviser, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

                             SHAREHOLDER SERVICES

     Each Fund offers a number of shareholder services described below that are designed to facilitate investment in its shares. Full details as to each such service and copies of the various plans or how to change options with respect thereto, can be obtained from the Funds by calling the telephone number on the cover page hereof, or from the Distributor or Merrill Lynch. Certain of these services are available only to U.S. investors, and certain of these services are not available to investors who place orders through the Merrill Lynch Blueprint(ServiceMark) Program.

INVESTMENT ACCOUNT

     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in the account since the preceding statement. Shareholders also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name may be opened automatically at the Transfer Agent.

     Share certificates are issued only for full shares and only upon the specific request of a shareholder who has an Investment Account. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.

     Shareholders may transfer their Fund shares from Merrill Lynch to another securities dealer that has entered into a selected dealer agreement with Merrill Lynch. Certain shareholder services may not be available for the transferred shares. After the transfer, the shareholder may purchase additional shares of funds owned before the transfer, and all future trading of these assets must be coordinated by the new firm. If a shareholder wishes to transfer his or her shares to a securities dealer that has not entered into a selected dealer agreement with Merrill Lynch, the shareholder must either
(i) redeem his or her shares, paying any applicable CDSC or (ii) continue to maintain an Investment Account at the Transfer Agent for those shares. The shareholder also may request the new securities dealer to maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer for the benefit of the shareholder, whether the securities dealer has entered into a selected dealer agreement or not.

     Shareholders considering transferring a tax-deferred retirement account, such as an individual retirement account, from a Merrill Lynch to another securities dealer should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of a Fund, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at a selected dealer for those shares.

EXCHANGE PRIVILEGE

     U.S. shareholders of each class of shares of each Fund have an exchange privilege with certain other Select Pricing Funds and Summit Cash Reserves Fund ("Summit"), a series of Financial Institutions Series Trust, which is a Merrill Lynch-sponsored money market fund specifically designated as available for exchange by holders of Class A, Class B, Class C and Class D shares Select Pricing Funds. Shares with a net asset value of at least $100 are required to qualify for the exchange privilege, and any shares used in an exchange must have been held by the shareholder for at least 15 days. Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.

     Exchanges of Class A and Class D Shares. Class A shareholders may exchange Class A shares of a Fund for Class A shares of a second Select Pricing Fund if the shareholder holds any Class A shares of the second fund in the account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second Select Pricing Fund, but does not hold Class A shares of the second fund in his or her account at the time of exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second Select Pricing Fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund. Class D shares are exchangeable with shares of the same class of other Select Pricing Funds.

     Exchanges of Class A or Class D shares outstanding ("outstanding Class A or Class D shares") for Class A or Class D shares of another Select Pricing Fund, or for Class A shares of Summit ("new Class A or Class D shares") are transacted on the basis of relative net asset value per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A or Class D shares and the sales charge payable at the time of the exchange on the new Class A or Class D shares. With respect to outstanding Class A or Class D shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class A or Class D shares in the initial purchase and any subsequent exchange. Class A or Class D shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class A or Class D shares. For purposes of the exchange privilege, Class A and Class D shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class A or Class D shares on which the dividend was paid. Based on this formula, Class A and Class D shares of each Fund generally may be exchanged into the Class A and Class D shares, respectively, of the other funds with a reduced or without a sales charge.

     Exchanges of Class B and Class C Shares. Certain Select Pricing Funds with Class B and Class C shares outstanding ("outstanding Class B or Class C shares") offer to exchange their Class B or Class C shares for Class B or Class C shares, respectively, of certain other Select Pricing Funds or for Class B shares of Summit ("new Class B or Class C shares") on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of a Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of a Fund acquired through use of the exchange privilege will be subject to that Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the fund from which the exchange was made. For purposes of computing the CDSC that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B shares is "tacked" to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B shares of a Fund for those of Merrill Lynch Special Value Fund, Inc. ("Special Value Fund") after having held that Fund's Class B shares for two-and-a-half years. The 2% CDSC that generally would apply to a redemption would not apply to the exchange. Three years later the investor may decide to redeem the Class B shares of Special Value Fund and receive cash. There will be no CDSC due on this redemption since by "tacking" the two-and-a-half year holding period of a Fund's Class B shares to the three year holding period for the Special Value Fund Class B shares, the investor will be deemed to have held Special Value Fund Class B shares for more than five years.

     Exchanges for Shares of a Money Market Fund. Class A and Class D shares are exchangeable for Class A shares of Summit and Class B and Class C shares are exchangeable for Class B shares of Summit. Class A shares of Summit have an exchange privilege back into Class A or Class D shares of Select Pricing Funds; Class B shares of Summit have an exchange privilege back into Class B or Class C shares of Select Pricing Funds and, in the event of such an exchange, the period of time that Class B shares of Summit are held will count toward satisfaction of the holding period requirement for purposes of reducing any CDSC and toward satisfaction of any Conversion Period with respect to Class B shares. Class B shares of Summit will be subject to a distribution fee at an annual rate of 0.75% of average daily net assets of such Class B shares. This exchange privilege does not apply with respect to certain fee-based programs for which alternative exchange arrangements may exist. Please see your Merrill Lynch Financial Consultant for further information.

     Prior to October 12, 1998, exchanges from the Funds and other Select Pricing Funds into a money market fund were directed to certain Merrill Lynch-sponsored money market funds other than Summit. Shareholders who exchanged Select Pricing Funds shares for such other money market funds and subsequently wish to exchange those money market fund shares for shares of a Fund will be subject to the CDSC schedule applicable to such Fund shares, if any. The holding period for those money market fund shares will not count toward satisfaction of the holding period requirement for reduction of the CDSC imposed on such shares, if any, and, with respect to Class B shares, toward satisfaction of the Conversion Period. However, the holding period for Class B or Class C shares of a Fund received in exchange for such money market fund shares will be aggregated with the holding period for the fund shares originally exchanged for such money market fund shares for purposes of reducing the CDSC or satisfying the Conversion Period.

     Exercise of the Exchange Privilege. To exercise the exchange privilege, a shareholder should contact his or her Merrill Lynch Financial Consultant, who will advise the relevant Fund of the exchange. Shareholders of each Fund and shareholders of the other Select Pricing Funds described above with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealers. Each Fund reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. Each Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

FEE-BASED PROGRAMS

     Certain Merrill Lynch fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Class A shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares, which will be exchanged for Class A shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in certain Programs may result in the redemption of shares held therein or the automatic exchange thereof to another class at net asset value. In addition, upon termination of participation in a Program, shares that have been held for less than specified periods within such Program may be subject to a fee based on the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account at Merrill Lynch, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding a specific Program (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in the Program's client agreement and from the Transfer Agent at 1-800-MER-FUND (1-800-637-3863).

RETIREMENT AND EDUCATIONAL SAVINGS PLANS

     Individual retirement accounts and other retirement and education savings plans are available from Merrill Lynch. Under these plans, investments may be made in a Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch may charge an initial establishment fee and an annual fee for each account. Information with respect to these plans is available on request from Merrill Lynch.

     Dividends received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans. Different tax rules apply to Roth IRA plans and education savings plans. Investors consider participation in any retirement or education savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

AUTOMATIC INVESTMENT PLANS

     A shareholder may make additions to an Investment Account at any time by purchasing Class A shares (if he or she is an eligible Class A investor) or Class B, Class C or Class D shares at the applicable public offering price. These purchases may be made either through the shareholder's securities dealer or by mail directly to the Transfer Agent, acting as agent for such securities dealer. Voluntary accumulation also can be made through a service known as the Funds' Automatic Investment Plan. Each Fund would be authorized, on a regular basis, to provide systematic additions to the Investment Account of such shareholder through charges of $50 or more to the regular bank account of the shareholder by either pre-authorized checks or automated clearing house debits. Alternatively, an investor that maintains a CMA(R) or CBA(R) account may arrange to have periodic investments made in a Fund in amounts of $100 ($1 for retirement accounts) or more through the CMA(R) or CBA(R) Automated Investment Program.

AUTOMATIC DIVIDEND REINVESTMENT PLAN

     Unless specific instructions are given as to the method of payment, dividends paid with respect to a Fund's shares will be automatically reinvested, without sales charge, in additional full and fractional shares of that Fund. Such reinvestment will be at the net asset value of shares of the Fund as determined after the close of business on the NYSE on the monthly payment date for such dividends. No CDSC will be imposed upon redemption of shares issued as a result of the automatic reinvestment of dividends.

     Shareholders may, at any time, by written notification to Merrill Lynch if their account is maintained with Merrill Lynch, or by written notification or by telephone (1-800-MER-FUND) to the Transfer Agent, if their account is maintained with the Transfer Agent, elect to have subsequent dividends of ordinary income and/or capital gains paid with respect to shares of a Fund in cash, rather than reinvested in shares of that Fund (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). Commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. The Funds are not responsible for any failure of delivery to the shareholder's address of records and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be directly deposited to the shareholder's bank account.

SYSTEMATIC WITHDRAWAL PLANS

     A shareholder may elect to receive systematic withdrawals from his or her Investment Account by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of a Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

     At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and class of shares to be redeemed. Redemptions will be made at net asset value as determined after the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the net asset value determined at the close of business on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit for withdrawal payment will be made, on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends and distributions on all shares in the Investment Account are reinvested automatically in Fund shares. A shareholder's Systematic Withdrawal Plan may be terminated at any time, without a charge or penalty, by the shareholder, each Fund, the Transfer Agent or the Distributor.

     With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Purchase of Shares --Deferred Sales Charge Alternatives -- Class B and C Shares." Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class D shares, a shareholder must make a new election to join the systematic withdrawal program with respect to the Class D shares. If an investor wishes to change the amount being withdrawn in a systematic withdrawal plan, the investor should contact his or her Merrill Lynch Financial Consultant.

     Withdrawal payments should not be considered as dividends. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. A Fund will not knowingly accept purchase orders for shares of that Fund from investors who maintain a systematic withdrawal plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

     Alternatively, a shareholder whose shares are held within a CMA(R) or CBA(R) Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(R) or CBA(R) Systematic Redemption Program. The minimum fixed dollar amount redeemable is $50. The proceeds of systematic redemptions will be posted to the shareholder's account three business days after the date the shares are redeemed. All redemptions are made at net asset value. A shareholder may elect to have his or her shares redeemed on the first, second, third, or fourth Monday of each month, in the case of monthly redemptions, or of every other month, in the case of bimonthly redemptions. For quarterly, semiannual or annual redemptions, the shareholder may select the month in which the shares are to be redeemed and may designate whether the redemption is to be made on the first, second, third or fourth Monday of the month. If the Monday selected is not a business day, the redemption will be processed at net asset value on the next business day. The CMA(R) or CBA(R) Systematic Redemption Program is not available if Fund shares are being purchased within the account pursuant to the Automated Investment Program. For more information on the CMA(R) or CBA(R) Systematic Redemption Program, eligible shareholders should contact their Merrill Lynch Financial Consultant.

                              DIVIDENDS AND TAXES

DIVIDENDS

     Each Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to each Fund's shareholders at least annually. From time to time, each Fund may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year, the Funds have net income from certain foreign currency transactions, such income will be distributed at least annually.

     See "Shareholder Services - Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends may be reinvested automatically in shares of a Fund. A shareholder whose account is maintained at the Transfer Agent or whose account is maintained through his or her selected dealer may elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of each Fund or received in cash. The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class A and Class D shares as a result of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares; similarly, the per share dividends on Class D shares will be lower than the per share dividends on Class A shares as a result of the account maintenance fees applicable with respect to the Class A shares. See "Pricing of Shares - Determination of Net Asset Value."

TAXES

     Each Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as each Fund so qualifies, such Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to Class A, Class B, Class C and Class D shareholders (together, the "shareholders"). Each Fund intends to distribute substantially all of such income.

     Dividends paid by each Fund from its ordinary income or from an excess of net short term capital gains over net long term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long term capital gains over net short term capital losses (including gains or losses from certain transactions in warrants, futures and options) ("capital gain dividends") are taxable to shareholders as long term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of each Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Certain categories of capital gains are taxable at different rates. Generally not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amount of any capital gain dividends as well as any amount of capital gain dividends in the different categories of capital gain referred to above.

     Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund. A portion of each Fund's ordinary income dividends may be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met. For this purpose, each Fund will allocate dividends eligible for the dividends received deductions among the Class A, Class B, Class C and Class D shareholders according to a method (which it believes is consistent with the Commission rule permitting the issuance and sale of multiple classes of stock) that is based on the gross income allocable to Class A, Class B, Class C and Class D shareholders during the taxable year, or such other methods as the Internal Revenue Service may prescribe. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by each Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

     Ordinary income dividends paid to shareholders who are non-resident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to such Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class D shares. A shareholder's basis in the Class D shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class D shares will include the holding period for the converted Class B shares.

     If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged shares reduces any sales charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

     A loss realized on a sale or exchange of shares of a Fund will be disallowed if such shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While each Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of each Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

TAX TREATMENT OF OPTIONS AND FUTURES TRANSACTIONS

     The Funds may write, purchase or sell options and futures. In general, unless an election is available to the Fund or an exception applies, options and futures contracts that are "Section 1256 Contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year (i.e., each such option or futures contract will be treated as sold for its fair market value on the last day of the taxable year) and any gain or loss attributable to Section 1256 contracts will be 60% long term and 40%
short term capital gain or loss. Application of these rules to Section 1256 contracts held by a Fund may alter the timing and character of distributions to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by a Fund solely to reduce the risk of changes in price or interest or currency exchange rates with respect to its investments.

     Code Section 1092, which applies to certain "straddles," may affect the taxation of a Fund's sales of securities and transactions in options and futures. Under Section 1092, each Fund may be required to postpone recognition for tax purposes of losses incurred in certain sales of securities and certain closing transactions in options and futures.

SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS

     In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stocks, securities or foreign currencies will be qualifying income for purposes of determining whether each Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options or futures will be valued for purposes of the RIC diversification requirements applicable to each Fund.

     Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain debt instruments, from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, each Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of each Fund's investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if Code Section 988 losses exceed other investment company taxable income of a Fund during a taxable year, such Fund would not be able to make any ordinary income dividend distributions, and all or a portion of distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares and resulting in a capital gain for any shareholder who received a distribution greater than such shareholder's basis in Fund shares (assuming the shares were held as a capital asset). These rules and the mark-to-market rules described above, however, will not apply to certain transactions entered into by each Fund solely to reduce the risk of currency fluctuations with respect to its investments.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

     Ordinary income and capital gain dividends may also be subject to state and local taxes.

     Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Funds.

                               PERFORMANCE DATA

     From time to time each Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return is based on each Fund's historical performance and is not intended to indicate future performance. Average annual total return is determined separately for Class A, Class B, Class C and Class D shares in accordance with a formula specified by the Commission.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class D shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares.

     Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. In advertisements distributed to investors whose purchases are subject to waiver of the CDSC in the case of Class B and Class C shares (such as investors in certain retirement plans) or to reduced sales loads in the case of Class A and Class D shares, the performance data may take into account the reduced, and not the maximum, sales charge or may not take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or waiver of the CDSC, a lower amount of expenses is deducted. See "Purchase of Shares." Each Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

     In order to reflect the reduced sales charges in the case of Class A or Class D shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by each Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

     On occasion, each Fund may compare its performance to, among other things, its applicable Russell 1000(R) Index, the Standard & Poor's 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or other published indices, or to data contained in publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc. ("Morningstar"), other competing universes, Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine, Fortune Magazine and CDA Investment Technology, Inc. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historic performance of that Fund and the index, such as standard deviation and beta. As with other performance data, performance comparisons should not be considered indicative of a Fund's relative performance for any future period. From time to time, each Fund may include its Morningstar risk-adjusted performance rating in advertisements or supplemental sales literature. Each Fund may from time to time quote in advertisements or other materials other applicable measures of performance and may also make reference to awards that may be given to the Investment Adviser.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES

     Each Fund is a series of the Corporation and is a "feeder" fund that invests in a corresponding Portfolio. Investors in a Fund will acquire an indirect interest in the corresponding Portfolio. Each Portfolio accepts investments from other feeder funds, and all of the feeders of a given Portfolio bear the Portfolio's expenses in proportion to their assets. This structure may enable the Funds to reduce costs through economies of scale. A larger investment portfolio also may reduce certain transaction costs to the extent that contributions to and redemptions from the Portfolio from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same Portfolio on more attractive terms, or could experience better performance, than another feeder.

     The Corporation is a Maryland corporation incorporated on October 20, 1999. It has an authorized capital of 3,000,000,000 shares of Common Stock, par value $.10 per share, divided into three series known as Merrill Lynch Large Cap Growth Fund, Merrill Lynch Large Cap Core Fund and Merrill Lynch Large Cap Value Fund (collectively, the "Series" and each a "Series"). Each Series consists of 500,000,000 shares. Each of the Series is divided into four classes. Class A, Class C and Class D shares of each Series consist of 100,000,000 shares and Class B shares of each Series consist of 200,000,000 shares.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. All classes and Series vote together as a single class, except that shareholders of the class bearing distribution expenses as provided above shall have exclusive voting rights with respect to matters relating to such distribution expenditures (except that Class D shareholders may vote upon any material changes to expenses charged under the Class B Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Corporation, in which event the holders of the remaining shares would be unable to elect any person as a Director.

     Whenever a Portfolio holds a vote of its feeder funds, the Fund investing in that Portfolio will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of its Portfolio. A Fund may withdraw from its Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.

     There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors of a Series shall continue to hold office and appoint successor Directors. Each issued and outstanding share of a Series is entitled to participate equally with other shares of that Series in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except for any expenses which may be attributable to only one class. Shares that are issued will be fully-paid and non-assessable by the Corporation or a Fund.

     The Trust consists of three Portfolios and is organized as a Delaware Business Trust. Whenever a Fund is requested to vote on any matter relating to its Portfolio, the Corporation will hold a meeting of that Fund's shareholders and will cast its vote as instructed by that Fund's shareholders.

     The Investment Adviser provided the initial capital for the Corporation by purchasing ______ shares of common stock of the Corporation for $_________. Such shares were acquired for investment and can only be disposed of by redemption. As of the date of this Statement of Additional Information, the Investment Adviser owned 100% of the outstanding common stock of the Corporation. The Investment Adviser may be deemed to control the Corporation until such time as it owns less than 25% of the outstanding shares of the Investment Adviser.

INDEPENDENT AUDITORS

     _________________________, has been selected as the independent auditors of the Corporation and the Trust. The independent auditors are responsible for auditing the annual financial statements of the Funds.

CUSTODIAN

     _____________________________ (the "Custodian"), acts as the custodian of the Trust's assets. Under its contract with the Trust, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Trust to be held in its offices outside the United States and with certain foreign banks and securities depositories. The custodian is responsible for safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments.

TRANSFER AGENT

     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of ML & Co., acts as the Funds' Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agency Agreement"). The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

LEGAL COUNSEL

     Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Trust and the Corporation.

REPORTS TO SHAREHOLDERS

     The Funds send to their shareholders at least semi-annually reports showing each Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Funds at the address or telephone number set forth on the cover page of this Statement of Additional Information.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

     To the knowledge of the Corporation, no person or entity owned beneficially 5% or more of a class of a Fund's shares on _________ ____, 1999.

                            PART C. OTHER INFORMATION

Item 23.  Exhibits.

Exhibit
Number

           1       --    Articles of Incorporation of the Registrant, dated
                         October 20, 1999.

           2       --    By-Laws of the Registrant.

        3(a)       --    Portions of the Articles of Incorporation and By-Laws
                         of the Registrant defining the rights of holders of shares of common stock of the Registrant.(a)

           4       --    Not Applicable.

        5(a)       --    Form of Class A Distribution Agreement between the
                         Registrant and Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor, Inc. (the
                         "Distributor") (including Form of Selected Dealers
                         Agreement).(b)

         (b)       --    Form of Class B Distribution Agreement between the
                         Registrant and the Distributor.(b)

         (c)       --    Form of Class C Distribution  Agreement between the
                         Registrant and the  Distributor.(b)
         (d)       --    Form of Class D Distribution Agreement between the
                         Registrant and the Distributor.(b)

           6       --    None.

           7       --    Custody Agreement between the Registrant and
                         ____________.(b)

        8(a)       --    Transfer Agency, Dividend Disbursing Agency and
                         Shareholder Servicing Agency Agreement between the
                         Registrant and Financial Data Services, Inc.(b)

         (b)       --    License Agreement relating to use of name between the
                         Registrant and Merrill Lynch & Co.(b)

           9       --    Opinion of Brown & Wood LLP, counsel for the
                         Registrant.(b)

          10       --    Consent of __________, independent auditors for the
                         Registrant.(b)

          11       --    None.

          12       --    Certificate of Fund Asset Management, L.P.(b)

       13(a)       --    Form of Class B Distribution Plan of the Registrant and
                         Class B Distribution Plan Sub-Agreement.(b)

         (b)       --    Form of Class C Distribution Plan of the Registrant and
                         Class C Distribution Plan Sub-Agreement.(b)

         (c)       --    Form of Class D Distribution Plan of the Registrant and
                         Class D Distribution Plan Sub-Agreement.(b)

          14       --    None.

          15       --    Merrill Lynch Select PricingSM System Plan pursuant to
                         Rule 18f-3.(b)

------------
(a) Reference is made to Article II, Article IV, Article V (sections 2, 3, 4, 6, 7 and 8), Article VI, Article VII and Article IX of the Registrant's Articles of Incorporation, filed as Exhibit (1), to this Registration Statement, and to Article II, Article III (sections 1, 3, 5, 6 and 17),
     Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-Laws filed as Exhibit (2) to this Registration Statement.
(b)  To be filed by amendment.

Item 24.  Persons Controlled By Or Under Common Control With Registrant.

          Master Large Cap Series Trust has sold interests of its three series, Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio and Master Large Cap Core Portfolio, to the Registrant. Therefore, the Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio and Master Large Cap Core Portfolio of Master Large Cap Series Trust are controlled by the Registrant.

Item 25.  Indemnification.

          Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

          Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "1940 Act") may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

          In Section 9 of the Class A, Class B, Class C and Class D Shares Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

          Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business And Other Connections Of The Investment Adviser.

          Fund Asset Management, L.P. (the "Investment Adviser" or "FAM") acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies:
Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings California Insured Fund V, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Florida Insured Fund V, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Insured Fund III, Inc., MuniHoldings Insured Fund IV, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New Jersey Insured Fund IV, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings New York Insured Fund IV, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.

          Merrill Lynch Asset Management, L.P. ("MLAM"), acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Euro Fund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global Small Cap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc., and Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub- adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

          The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of FAM, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD"), of Mercury Funds Distributor ("MFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of the Funds' transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

          Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since June 1, 1997 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Doll, Giordano and Monagle are officers of one or more of such companies.

                                         Position(s) with the                  Other Substantial Business,
Name                                      Investment Adviser                Profession, Vocation or Employment
-----------------------------------    -------------------------     -------------------------------------------------
ML & Co.......................         Limited Partner               Financial Services Holding Company; Limited
                                                                     Partner of MLAM
Princeton Services............         General Partner               General Partner of MLAM
Jeffrey M. Peek...............         President                     President of MLAM; President and Director of
                                                                     Princeton Services; Executive Vice President of
                                                                     ML & Co.; Managing Director and Co-Head of the
                                                                     Investment Banking Division of Merrill Lynch in
                                                                     1997
Terry K. Glenn................         Executive Vice President      Executive Vice President of MLAM; Executive
                                                                     Vice President and Director of Princeton
                                                                     Services; President and Director of PFD;
                                                                     Director of FDS; President of Princeton
                                                                     Administrators
Gregory A. Bundy..............         Chief Operating Officer       Chief Operating Officer and Managing Director
                                       and Managing Director         of MLAM; Chief Operating Officer and Managing
                                                                     Director of Princeton Services; Co-CEO of
                                                                     Merrill Lynch Australia from 1997 to 1999
Donald C. Burke...............         Senior Vice President         Senior Vice President, Treasurer and Director
                                       and Treasurer                 of Taxation of MLAM; Senior Vice President and
                                                                     Treasurer of Princeton Services; Vice President
                                                                     of PFD; First Vice President of MLAM from 1997
                                                                     to 1999; Vice President of MLAM from 1990 to 1997
Michael G. Clark..............         Senior Vice President         Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services; Treasurer and
                                                                     Director of PFD; First Vice President of MLAM
                                                                     from 1997 to 1999; Vice President of MLAM from
                                                                     1996 to 1997
Robert C. Doll................         Senior Vice President         Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services; Chief
                                                                     Investment Officer of Oppenheimer Funds, Inc.
                                                                     in 1999 and Executive Vice President thereof
                                                                     from 1991 to 1999
Linda L. Federici.............         Senior Vice President         Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services
Vincent R. Giordano...........         Senior Vice President         Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services
Michael J. Hennewinkel........         Senior Vice President,        Senior Vice President, Secretary and General
                                       Secretary and General         Counsel of MLAM; Senior Vice President of
                                       Counsel                       Princeton Services
Philip L. Kirstein............         Senior Vice President         Senior Vice President of MLAM; Senior Vice
                                                                     President, Secretary, General Counsel and
                                                                     Director of Princeton Services
Debra W. Landsman-Yaros.......         Senior Vice President         Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services; Vice President
                                                                     of PFD
Stephen M. M. Miller..........         Senior Vice President         Executive Vice President of Princeton
                                                                     Administrators; Senior Vice President of
                                                                     Princeton Services
Joseph T. Monagle, Jr.........         Senior Vice President         Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services
Brian A. Murdock..............         Senior Vice President         Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services;
Gregory D. Upah...............         Senior Vice President         Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services

Item 27.  Principal Underwriters.

          MLFD, a division of PFD, acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and the Municipal Fund Accumulation Program, Inc. MLFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc, and Merrill Lynch Senior Floating Rate Fund II, Inc. A separate division of PFD acts as the principal underwriter of a number of other investment companies.

         (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                                           Position(s) and
Name                                      Office(s) with PFD            Position(s) and Office(s) with Registrant
-----------------------------------    -------------------------     -------------------------------------------------
Terry K. Glenn................         President and Director        President and Director
Michael G. Clark..............         Treasurer and Director        None
Thomas J. Verage..............         Director                      None
Robert W. Crook...............         Senior Vice President         None
Michael J. Brady..............         Vice President                None
William M. Breen..............         Vice President                None
Donald C. Burke...............         Vice President                Vice President and Treasurer
James T. Fatseas..............         Vice President                None
Debra W. Landsman-Yaros.......         Vice President                None
Michelle T. Lau...............         Vice President                None
Salvatore Venezia.............         Vice President                None
William Wasel.................         Vice President                None
Robert Harris.................         Secretary                     None

         (c)  Not applicable.

Item 28.  Location Of Accounts And Records.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29.  Management Services.

          Other than as set forth under the caption "Management of the Funds" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund -- Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.

          Not applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 20th day of October, 1999.

                                     MERRILL LYNCH LARGE CAP SERIES
                                     FUNDS, INC. (Registrant)


                                     By:  /s/ William E. Zitelli
                                         --------------------------------------
                                         (William E. Zitelli, Jr., President
                                         and Director)

          Each person whose signature appears below hereby authorizes William
E. Zitelli, Jr., Alice A. Pellegrino, or Bradley J. Lucido, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission. Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                 Signatures                                 Title                            Date
                 ----------                                 -----                            ----
           /s/ William E. Zitelli                  President and Director                October 20th, 1999
----------------------------------------------     (Principal Executive Officer)
          (William E. Zitelli, Jr.)

           /s/ Alice A. Pellegrino                 Treasurer and Director                October 20th, 1999
----------------------------------------------     (Principal Financial and
            (Alice A. Pellegrino)                  Accounting Officer)


            /s/ Bradley J. Lucido                  Director                              October 20th, 1999
----------------------------------------------
             (Bradley J. Lucido)

          Master Large Cap Series Trust has duly caused this Registration Statement of Mercury Large Cap Series Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 20th day of October, 1999.

                                          MASTER LARGE CAP SERIES TRUST


                                          By: /s/ William E. Zitelli
                                             --------------------------------
                                             (William E. Zitelli, Jr., President
                                             and Trustee)

         This Registration Statement of Merrill Lynch Large Cap Series Funds, Inc. has been signed by the following persons in the capacities and on the dates indicated.

                 Signatures                                 Title                             Date
                 ----------                                 -----                             ----
         /s/ William E. Zitelli, Jr.               President and Trustee                October 20th, 1999
----------------------------------------------     (Principal Executive Officer)
          (William E. Zitelli, Jr.)

           /s/ Alice A. Pellegrino                 Treasurer and Trustee                October 20th, 1999
----------------------------------------------     (Principal Financial and
            (Alice A. Pellegrino)                  Accounting Officer)


            /s/ Bradley J. Lucido                  Trustee                              October 20th, 1999
----------------------------------------------
             (Bradley J. Lucido)

                                  EXHIBIT INDEX

Exhibit Number                                  Description
-------------------   ---------------------------------------------------------------------------------------
      1                  --    Articles of Incorporation of the Registrant, dated October 20, 1999
      2                  --    By-Laws of the Registrant